United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive
Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

 (name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end:  December 31, 2009

Date of reporting period:  December 31, 2009

Item 1. Reports to Shareholders

THE CAMPBELL
MULTI-STRATEGY
TRUST

ANNUAL REPORT
December 31, 2009

The Campbell Multi-Strategy Trust

Table of Contents

Section
A Letter to Our Shareholders	I
Report of Independent Registered Public Accounting Firm	II
Financial Statements
Condensed Schedule of Investments	III
Statement of Assets and Liabilities	IV
Statement of Operations	V
Statements of Changes in Shareholders’ Capital (Net Assets)	VI
Financial Highlights	VII
Notes to Financial Statements	VIII
Privacy Policy	IX

Dear Shareholder,

In 2009, markets were primarily driven by investors’ indecisiveness in risk appetite, typically dependent on the economic data or news of the day. As such, while the application of risk (“risk on”) trade is entered slowly, the risk aversion (“risk off”) trade is abrupt and somewhat violent. This caused momentum-oriented strategies such as ours to struggle as the models tried to balance a commitment to the longer-term prevailing trend with the risk management of the short-term price reversals. As a result, the Trust suffered a loss of 1.24% for the year ended December 31, 2009.

For the year, the Trust's cash equities models were the leading investment performer. Foreign exchange also contributed positively to the Trust's investment performance. Commodity trading was virtually flat. Equity indices, the Trust's strongest performing sector in 2008, suffered a modest loss, and fixed income trading was the weakest performing sector.

First Quarter 2009

The first quarter of 2009 began with a new President in office, markets still in turmoil as a result of the credit crisis, and much uncertainty about the various efforts undertaken by foreign and U.S. governments to stimulate the economy. In January, an early month equity market fizzled, causing notable declines in major global indices. The Trust gained 1.05% for the month, with cash equities models taking advantage of high intra-month volatility and equity indices profiting from net short positions across several regions.

February was another positive month for the Trust, returning 0.81%. Short positions again generated gains in equity indices, as the U.S. Government’s ability to address the economic crisis was met with skepticism by Wall Street. Economic data remained persistently weak, especially on the employment and housing fronts. Additional gains were realized in foreign exchange trading, as the U.S. Dollar strengthened on a general aversion to risk in the markets.

March saw stocks rally, as the 2008 fourth quarter earnings announcements subsided and large U.S. banks showed signs of profitability. For the Trust, this resulted in a loss of 1.57% as our net short positions in global equity indices resulted in losses that overshadowed the foreign exchange gains on long global bond positions.

The Trust closed the first quarter of 2009 with a modest gain of 0.27%.

Second Quarter 2009

Trend consolidations (trendless and choppy periods) continued into the Second Quarter, creating difficulties for the Trust’s technical trading strategies. April brought a continuation of the rally in the equity markets. This rally also led to risk-seeking in the currency markets, with several growth currencies registering solid gains against the U.S. Dollar. Likewise, the rally in the equities market drove bond prices lower.

U.S. Dollar. Likewise, the rally in the equities market drove bond prices lower. Unfortunately, the Trust’s net exposure on the short side of global stock indices, general long bias on the U.S. Dollar, and long bond positions caused losses in equity indices, foreign exchange and fixed income, resulting in a net loss for the month of April of 5.01%.

In May, conflicting signals on global recovery weighed on the direction of the markets, as increased risk appetite and signs of stabilization in the global economy emerged. Equity markets continued their rally, particularly in Asia, which led to modest gains for the Trust’s equity indices trading as the models adjusted from their previous short bias. Cash equities trading generated positive results, as strong gains in U.S. statistical trading were partially offset by losses from Japanese statistical and fundamental value trading. Fixed income was marginally positive for the month, as short-term rates in Europe climbed following the European Central Bank rate cut. Gains in stock and bond trading, however, were offset by losses in foreign exchange, as the U.S. Dollar suffered a broad-based decline in May on a combination of stronger risk appetites and growing fears over structural deficiencies in the U.S. All of this resulted in a modest net loss for the Trust of 0.06% for the month.

June brought a surprise payroll number to the upside, which prompted an aggressive sell-off in short-term U.S. rates and raised market expectations of a rate hike in 2009. The price reaction was swift and caused particular difficulty for systematic trading and a loss in the Trust’s fixed income sector. Solid gains in cash equities trading and marginal gains in foreign exchange and commodities partially offset this loss, resulting in a net loss for the month of 1.11%.

The Trust concluded the Second Quarter of 2009 with a loss of 6.12% and a year-to-date loss of 5.87%.

Third Quarter 2009

Investor sentiment improved in July. Global stock market returns fueled improved risk appetite, as economic data and corporate earnings supported the rally for yet another month. The Trust’s cash equities trading posted solid performance for the month, with the statistical arbitrage model successfully navigating the second quarter earnings season. Futures trading was relatively flat, with positive results from long stock and short U.S. Dollar positions offset by losses incurred from short interest rate positions. For the month of July, the Trust returned a net gain of 1.49%.

While risk appetite was generally strong in August, investors’ risk behavior was a bit random, as fixed income initially sold off on better than expected payroll data, but spent the rest of the month rallying. As a result, fixed income underperformed and led the Trust to a loss for the month. Smaller losses were also recorded in foreign exchange trading as investors appeared unwilling to chase growth currencies higher from already stretched levels, at the expense of the U.S. Dollar. Commodity trading was slightly positive, but not enough to overcome the losses in fixed income and foreign exchange. For the month the Trust lost 1.20%.

September was a strong month for the portfolio. The Trust notched solid gains from foreign exchange and equity trading. The Trust’s technical and fundamental strategies both recorded healthy gains in the foreign exchange sector from short positions in the U.S. Dollar vs. most major currencies. Technical and fundamental signals were also effective in the equities sector, where the Trust benefitted from primarily long positions across global stock indices. With mixed trading in the other sectors, the Trust finished September with a net gain of 4.47%.

This left the Trust with a gain of 4.76% for the third quarter and a year-to-date loss of 1.39%.

Fourth Quarter 2009

The risk pendulum continued to swing between “risk on” and “risk off” during the month of October, culminating in “risk off” at month-end and impacting all sectors of the portfolio. As global equity markets fell, commodities fell in tandem and the U.S. Dollar rallied along with fixed income in a thematic trade tied to central bank activity. While the Trust’s risk exposure to equity indices was relatively low, our net long position yielded the largest sector loss during the month. The high volatility environment for mean-reversion equity trading was quite favorable, resulting in gains in the cash equities statistical models in both U.S. and Japan. The perseverance of the “risk off” trade at month-end resulted in modest losses in foreign exchange and modest gains in commodities. As a result, the Trust posted a slight loss of 0.30% for the month." November saw strong trends generate a return of 3.03%, with solid gains in interest rates, foreign exchange, and commodities offset only slightly by a loss in cash equities trading. Weaker than expected new home sales to start the month, the Federal Open Market Committee’s retention of “extended period” language at mid-month, and a flight to quality at month-end fueled by fears over Dubai debt pushed bond prices higher throughout the month. Thus, trading in fixed income contributed to strong gains from both the short and long end of the curve; foreign exchange trading profited from a continued downward trend of the U.S. Dollar; and commodity trading benefitted from gains in precious metals.

In December, the markets saw a rapid reversal in fixed income and the U.S. Dollar. Inflationary fears subsided as better than expected U.S. economic data fueled equity prices higher and bond prices lower. While market participants seemed to be trading at reduced risk levels, price trends were inconsistent leading into the holiday break, causing losses for many systematic managers, including Campbell. Sharp losses in fixed income trading and modest losses in foreign exchange outweighed solid gains in cash equities and equity indices trading, resulting in a net loss for the month of 2.50%.

December’s loss left the Trust with a gain of 0.16% for the quarter and a loss of 1.24% for the year.

Final Comments

Although 2009 performance was in line with systematic manager returns, we, like you, are disappointed in the lack of strong absolute returns. This difficult period for the industry comes in the aftermath of recent Campbell underperformance, which tends to overshadow Campbell’s overall positive performance to investors during its 38-year history.

We believe that the gravity and complexity facing the U.S. and the world in 2010 create the potential for a favorable environment for strong trends upon which systematic trading can capitalize. Our ongoing commitment to innovation of our systematically applied discipline will assist Campbell to navigate through the exciting challenges that 2010 suggests it will provide and, hopefully, back to levels of expected relative and absolute performance.

Best regards,

Theresa D. Becks
Chief Executive Officer

Deloitte & Touche LLP
750 College Road East
Third Floor
Princeton, NJ 08540
USA
Tel: +1 609 514 3600
Fax: +1 609 514 3603
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
THE CAMPBELL MULTI-STRATEGY TRUST

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the “Trust”), including the condensed schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended and the statements of changes in shareholders’ capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2009, the results of its operations for the year then ended, the changes in shareholders’ capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 25, 2010

II

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

INVESTMENT SECURITIES

Common Stocks (United States)
Consumer Discretionary
Polaris Industries Inc.	21,537	$939,659	0.60%
Time Warner Inc.	30,605	$891,830	0.57%
TJX Companies Inc.	36,896	$1,348,549	0.86%
Other		$7,961,634	5.06%
Total Consumer Discretionary		$11,141,672	7.09%

Consumer Staples
Avon Products Inc.	36,796	$1,159,074	0.74%
Walgreen Co.	25,844	$948,992	0.60%
Other		$3,619,581	2.31%
Total Consumer Staples		$5,727,647	3.65%

Energy
Murphy Oil Corp.	23,658	$1,282,264	0.82%
Rowan Companies Inc.	37,618	$851,672	0.54%
Other		$3,493,035	2.22%
Total Energy		$5,626,971	3.58%

Financials
Travelers Companies Inc.	16,143	$804,890	0.51%
Other		$7,675,576	4.89%
Total Financials		$8,480,466	5.40%

Health Care
McKesson Corporation	15,673	$979,563	0.62%
Other		$7,380,664	4.69%
Total Health Care		$8,360,227	5.31%

Industrials
Flowserve Corp.	13,200	$1,247,796	0.79%
Iron Mountain Inc. *	35,463	$807,138	0.51%
ITT Corp.	31,119	$1,547,859	0.99%
Joy Global Inc.	16,566	$854,309	0.54%
Paccar Inc.	41,778	$1,515,288	0.96%
Watsco Inc. Cl A	20,055	$982,293	0.63%
Other		$4,724,498	2.97%
Total Industrials		$11,679,181	7.39%

See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Information Technology
		$6,244,511	3.95%
Materials
Ecolab Inc.	22,586	$1,006,884	0.64%
Sigma-Aldrich Corp.	25,699	$1,299,084	0.86%
Other		$2,143,320	1.38%
Total Materials		$4,449,288	2.88%

Utilities
		$2,331,293	1.51%
Total Common Stocks (United States) (cost - $63,975,979)		$64,041,256	40.76%

Common Stocks (Non-United States)
Bermuda
Financials
		$1,325,470	0.84%
Brazil
Consumer Discretionary
		$201,908	0.13%
Financials
		$42,482	0.03%
Materials
		$188,536	0.12%
Telecommunication Services
		$63,639	0.04%
Utilities
		$63,257	0.04%
Total Brazil		$559,822	0.36%

Canada
Financials
		$426,630	0.26%
Information Technology
		$289,007	0.18%
Materials
		$1,145,176	0.74%
Total Canada		$1,860,813	1.18%

Chile
Industrials
		$43,159	0.03%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Denmark
Health Care
		$216,068	0.14%
France
Health Care
		$536,507	0.34%
Telecommunication Services
		$121,253	0.08%
Utilities
		$29,921	0.02%
Total France		$687,681	0.44%

Germany
Information Technology		$560,503	0.36%

Great Britain
Energy
Ensco International Plc Adr *	25,075	$1,001,496	0.65%

Financials
		$305,325	0.19%
Telecommunication Services
		$83,677	0.05%
Total Great Britain		$1,390,498	0.89%

Greece
Industrials
		$86,561	0.06%
Hong Kong
Telecommunication Services
		$7,986	0.01%
Ireland
Health Care
		$233,733	0.15%
Israel
Information Technology
		$20,424	0.01%
Japan
Consumer Discretionary
		$7,416,941	4.72%
Consumer Staples
		$1,479,162	0.94%
Energy

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

		$297,721	0.19%
Financials
Shizuoka Bank	113,000	$977,120	0.62%
Other		$4,182,259	2.67%
Total Financials		$5,159,379	3.29%

Health Care
		$1,685,620	1.06%
Industrials
		$6,723,020	4.29%
Information Technology
		$6,006,055	3.82%
Materials
Sumitomo Metal Manufacturing Co.	53,000	$785,080	0.50%
Other		$5,724,695	3.65%
Total Materials		$6,509,775	4.15%

Telecommunication Services
		$538,916	0.34%
Utilities
		$198,909	0.12%
Total Japan		$36,015,498	22.92%

Mexico
Consumer Discretionary
		$151,324	0.10%
Consumer Staples
		$44,576	0.03%
Total Mexico		$195,900	0.13%

Netherlands
Financials
		$306,275	0.19%
People's Republic Of China
Information Technology
		$469,535	0.30%
Utilities
		$464,352	0.29%
Total People's Republic Of China		$933,887	0.59%

Peru
Materials
		$335,202	0.21%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Puerto Rico
Financials
		$48,773	0.03%
Russia
Materials
		$89,546	0.06%
Telecommunication Services
		$19,910	0.01%
Total Russia		$109,456	0.07%

South Africa
Energy
		$38,902	0.02%
Materials
		$643,721	0.41%
Total South Africa		$682,623	0.43%

South Korea
Financials
		$171,415	0.11%
Materials
		$109,075	0.07%
Telecommunication Services
		$525,644	0.33%
Utilities
		$48,244	0.03%
Total South Korea		$854,378	0.54%

Spain
Energy
		$42,283	0.03%
Sweden
Information Technology
Ericsson LM Telephone Co. Adr	104,098	$956,661	0.61%

Switzerland
Energy
		$103,907	0.07%
Financials
		$564,700	0.35%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Information Technology
		$27,616	0.02%
Total Switzerland		$696,223	0.44%

Taiwan, Republic Of China
Information Technology
		$80,482	0.05%
Turkey
Telecommunication Services
		$92,680	0.06%
Total Common Stocks (Non-United States) (cost - $49,032,660)		$48,343,039	30.77%

United States Government Securities**

Maturity
Face	Maturity
Value	Date	Description
$8,000,000	03/18/2010	U.S. Treasury Bills
(cost, including accrued interest, - $7,999,487)			$7,999,487	5.09%

Total investment securities (cost - $121,008,126)			$120,383,782	76.62%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Purchased options on forward currency contracts
(premiums paid - $389,019)	$393,138	0.25%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Written options on forward currency contracts
(premiums received - $121,472)	$(105,849)	(0.07)%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

FUTURES CONTRACTS PURCHASED

Description
Agricultural		$(8,030)	(0.01)%
Energy		$85,994	0.06%
Metals		$382,742	0.24%
Stock indicies		$1,195,496	0.76%
Short-term interest rates		$(559,852)	(0.35)%
Long-term interest rates		$(1,542,783)	(0.98)%
Net unrealized loss on futures contracts purchased		$(446,433)	(0.28)%

FUTURES CONTRACTS SOLD

Description
Agricultural		$5,287	0.00%
Metals		$(245,501)	(0.15)%
Long-term interest rates		$69,594	0.04%
Net unrealized loss on futures contracts sold		$(170,620)	(0.11)%

Net unrealized loss on futures contracts		$(617,053)	(0.39)%

LONG FORWARD CURRENCY CONTRACTS

Description
Euro, Maturity Date 3/18/10		$(2,366,887)	(1.50)%
Japanese Yen, Maturity Date 3/18/10		$(1,736,024)	(1.10)%
Other long forward currency contracts		$(1,523,965)	(0.98)%
Total long forward currency contracts		$(5,626,876)	(3.58)%

SHORT FORWARD CURRENCY CONTRACTS

Description
Euro, Maturity Date 3/18/10		$2,012,035	1.28%
Japanese Yen, Maturity Date 3/18/10		$1,820,326	1.15%
Other short forward currency contracts		$281,821	0.19%
Total short forward currency contracts		$4,114,182	2.62%

Net unrealized loss on forward currency contracts		$(1,512,694)	(0.96)%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
Consumer Discretionary
Autozone Inc. ***	8,447	$1,335,217	0.85%
Hasbro Inc.	24,469	$784,476	0.50%
Home Depot Inc.	33,347	$964,729	0.61%
Omnicom Group Inc.	35,772	$1,400,476	0.89%
Other		$5,995,847	3.81%
Total Consumer Discretionary		$10,480,745	6.66%

Consumer Staples
		$681,074	0.43%
Energy
Tidewater Inc.	35,365	$1,695,752	1.08%
Other		$3,836,582	2.43%
Total Energy		$5,532,334	3.51%

Financials
Jones Lang Lasalle Inc.	17,465	$1,054,886	0.67%
Other		$7,412,637	4.70%
Total Financials		$8,467,523	5.37%

Health Care
Biogen Idec Inc.***	32,273	$1,726,606	1.10%
Johnson & Johnson	26,605	$1,713,628	1.09%
Other		$5,836,218	3.68%
Total Health Care		$9,276,452	5.87%

Industrials
Danaher Corp.	13,751	$1,034,075	0.66%
Equifax Inc.	37,996	$1,173,696	0.75%
L-3 Communications Holdings Inc.	12,789	$1,112,004	0.71%
Orbital Sciences Corp. ***	54,296	$828,557	0.53%
Other		$7,692,522	4.94%
Total Industrials		$11,840,854	7.59%

Information Technology
Linear Technology Corp.	56,269	$1,719,581	1.09%
Silicon Laboratories Inc. ***	19,126	$925,316	0.59%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Other		$5,410,121	3.44%
Total Information Technology		$8,055,018	5.12%

Materials
Allegheny Technologies Inc.	22,999	$1,029,665	0.66%
Nucor Corp.	24,629	$1,148,943	0.73%
Titanium Metals Corp. ***	71,222	$891,699	0.57%
United States Steel Corp.	15,829	$872,494	0.56%
Other		$3,631,974	2.32%
Total Materials		$7,574,775	4.84%

Telecommunication Services
		$1,837,434	1.17%
Utilities
Oneok Inc.	18,387	$819,509	0.52%
Wisconsin Energy Corp.	23,125	$1,152,307	0.74%
Other		$1,133,350	0.73%
Total Utilities		$3,105,166	1.99%

Total Common Stocks (United States)
(proceeds - $66,625,602)		$66,851,375	42.55%

Common Stocks (Non-United States)
Australia
Materials
		$332,434	0.21%
Bermuda
Financials
		$433,951	0.28%
Brazil
Industrials
		$5,550	0.00%
Materials
		$248,499	0.16%
Total Brazil		$254,049	0.16%

Canada
Consumer Discretionary
		$130,620	0.08%
Energy
		$2,007,884	1.27%
See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Financials
		$102,455	0.06%
Industrials
Canadian Pacific Railway	25,042	$1,352,268	0.86%

Telecommunication Services
		$53,196	0.03%
Total Canada		$3,646,423	2.30%

Chile
Materials
		$35,504	0.02%
Utilities
		$350,238	0.22%
Total Chile		$385,742	0.24%

Colombia
Financials
		$246,255	0.16%
Finland
Information Technology
		$36,083	0.02%
Great Britain
Consumer Staples
		$242,797	0.15%
Materials
		$976,783	0.63%
Total Great Britain		$1,219,580	0.78%

Indonesia
Telecommunication Services
		$41,109	0.03%
Ireland
Health Care
		$76,264	0.05%
Japan
Consumer Discretionary
Dentsu	35,400	$811,848	0.52%
Yamada Denki	12,290	$826,418	0.53%
Yamaha	69,800	$836,745	0.53%
Other		$5,978,488	3.82%
Total Consumer Discretionary		$8,453,499	5.40%

See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

			% of Net
	Shares	Value ($)	Asset Value

Consumer Staples
		$1,891,212	1.20%
Energy
		$205,564	0.13%
Financials
Sompo Japan	186,000	$1,184,790	0.75%
Other		$2,805,449	1.77%
Total Financials		$3,990,239	2.52%

Health Care
Takeda Pharmaceutical	29,400	$1,209,539	0.77%
Other		$672,140	0.43%
Total Health Care		$1,881,679	1.20%

Industrials
Fanuc	9,900	$917,740	0.58%
Itochu	114,000	$835,147	0.53%
Other		$8,014,278	5.10%
Total Industrials		$9,767,165	6.21%

Information Technology
		$4,825,944	3.09%
Materials
		$3,233,750	2.06%
Telecommunication Services
		$386,584	0.25%
Utilities
		$626,534	0.40%
Total Japan		$35,262,170	22.46%

Luxembourg
Energy
		$31,657	0.02%
Mexico
Consumer Staples
		$286,473	0.18%
Netherlands
Energy
Core Laboratories NV	11,281	$1,332,512	0.85%

Industrials
		$155,764	0.10%
Total Netherlands		$1,488,276	0.95%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2009

		% of Net
Shares	Value ($)	Asset Value

Norway
Energy
	$40,778	0.03%
People's Republic Of China
Energy
	$113,167	0.07%
Switzerland
Health Care
	$83,983	0.05%
Industrials
	$377,569	0.24%
Materials
	$308,810	0.20%
Total Switzerland	$770,362	0.49%

Taiwan, Republic Of China
Information Technology
	$550,900	0.35%
Total Common Stocks (Non-United States)
(proceeds - $45,522,822)	$45,215,673	28.78%

Total investment securities sold short
(proceeds - $112,148,424)	$112,067,048	71.33%

*	Non-income producing security.

**	Pledged as collateral for the trading of options on forwards.

***	Security did not pay a dividend during the previous twelve months.

Adr	American Depository Receipt

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust
Statement of Assets and Liabilities
December 31, 2009

ASSETS
Investment in securities, at value (cost $121,008,126)	$120,383,782
Options purchased, at fair value (premiums paid - $389,019)	393,138
Cash deposits with custodian	43,852,458
Cash deposits with securities broker	109,497,393
Restricted cash deposits with futures broker	10,853,637
Cash deposits with forwards broker	1,168,876
Cash	117,943
Receivable for securities sold	59,402,764
Dividends receivable	113,740
Interest receivable	32,407
Prepaid expenses	25,083
Total assets	345,841,221

LIABILITIES
Securities sold short at value (proceeds - $112,148,424)	$112,067,048
Options written at fair value (premiums received - $121,472)	105,849
Net unrealized loss on open futures contracts	617,053
Net unrealized loss on open forward currency contracts	1,512,694
Payable for securities purchased	59,050,714
Accounts payable	173,295
Accrued commissions and other trading fees on open futures, forward currency and options on forward currency contracts	20,419
Securities brokerage fees payable	57,123
Dividends payable	144,339
Redemptions payable	14,383,339
Trading management fee payable	286,889
Sales fee payable	198,747
Offering costs payable	107,584
Total liabilities	188,725,093

NET ASSETS	$157,116,128

SHAREHOLDERS' CAPITAL (Net Assets)
143,316.304 shares outstanding at December 31, 2009; unlimited shares authorized	$157,116,128

Total shareholders’ capital (Net Assets) (equivalent to $1,096.29 per share based on 143,316.304 shares outstanding)	$157,116,128

See Accompanying Notes to Financial Statements.

IV

The Campbell Multi-Strategy Trust
Statement of Operations
For the Year Ended December 31, 2009

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $59,029)	$1,368,854
Interest income	335,817
Total income	1,704,671

EXPENSES
Sales fee	3,618,732
Trading management fee	3,665,752
Dividends on securities sold short	1,913,873
Stock loan fees	538,727
Professional fees	232,818
Offering costs	1,374,662
Custodian fees	900,919
Trustees’ fees	80,000
Total expenses	12,325,483
Net investment loss	(10,620,812)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments:
Investment securities trading, net	22,819,549
Loss on securities sold short	(10,497,977)
Loss from option contracts purchased	(3,740,677)
Gain from option contracts written	5,955,380
Futures trading, net	(9,913,647)
Forwards trading, net	6,046,799
Total net realized gain from investments	10,669,427

Net change in unrealized appreciation (depreciation) of investments:
Investment securities trading	(1,950,996)
Gain on investment securities sold short	2,223,477
Gain from option contracts purchased	41,511
Loss from option contracts written	(11,743)
Futures trading, net	(752,898)
Forwards trading, net	(2,330,230)
Net change in unrealized appreciation (depreciation) of investments	(2,780,879)
Net realized and unrealized gain from investments	7,888,548
Net decrease in net assets from operations	$(2,732,264)

See Accompanying Notes to Financial Statements.

V

The Campbell Multi-Strategy Trust
Statements of Changes in Shareholders’ Capital (net assets)
For the Years Ended December 31, 2009 and 2008

	Total	Shareholder's
	Number of	Capital
	Shares	(Net assets)

Balances at December 31, 2007	205,017.841	$217,431,950

Increase (decrease) in net assets from operations:
Net investment loss		(3,651,350)
Net realized gain from investments		9,866,379
Net change in unrealized appreciation of investments		4,519,001
Increase in net assets from operations		10,734,030

Capital transactions:
Shareholder subscriptions	29,687.855	32,253,430
Shareholder redemptions	(56,121.443)	(62,190,429)
Total capital transactions	(26,433.588)	(29,936,999)

Balances at December 31, 2008	178,584.253	198,228,981

Increase (decrease) in net assets from operations:
Net investment loss		(10,620,812)
Net realized gain from investments		10,669,427
Net change in unrealized (depreciation) of investments		(2,780,879)
Decrease in net assets from operations		(2,732,264)

Capital transactions:
Shareholder subscriptions	2,405.256	2,606,468
Shareholder redemptions	(37,673.205)	(40,987,057)
Total capital transactions	(35,267.949)	(38,380,589)

Balances at December 31, 2009	143,316.304	$157,116,128

See Accompanying Notes to Financial Statements.

VI

The Campbell Multi-Strategy Trust
Financial Highlights

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2009, 2008, 2007, 2006 and 2005. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
Net asset value per share, beginning of period	$1,110.00	$1,060.55	$1,321.50	$1,332.76	$1,147.79

Income (loss) from operations:

Net realized and unrealized gain (loss) on investment transactions (1)	49.51	67.61	(261.47)	(7.27)	257.24

Net investment income (loss) (1)	(63.22)	(18.16)	0.52	(3.99)	(72.27)

Total from investment operations	(13.71)	49.45	(260.95)	(11.26)	184.97

Net asset value per share at end of period	$1,096.29	$1,110.00	$1,060.55	$1,321.50	$1,332.76

Total Return	(1.24)%	4.66%	(19.75)%	(0.84)%	16.12%

Total Return prior to performance fee	(1.24)%	4.66%	(19.24)%	(0.81)%	19.35%

Supplemental Data

Net Assets at the end of period	$157,116,128	$198,228,981	$217,431,950	$291,882,817	$26,557,216

Ratios to average net asset value:

Net expenses prior to performance fee (3)	6.74%	3.74%	5.48%	6.34%	6.07%

Performance Fee	0.00%	0.00%	0.45%	0.07%	3.40%

Net expenses (3)	6.74%	3.74%	5.93%	6.41%	9.47%

Net investment income (loss) (3)	(5.81)%	(1.66)%	0.04%	(0.32)%	(5.65)%

Portfolio turnover rate (2)	3,782%	4,471%	1,000%	724%	1,474%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder’s total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

See Accompanying Notes to Financial Statements.

VII - 1

The Campbell Multi-Strategy Trust
Financial Highlights

(1)
Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)	Applies only to the equities portion of the portfolio.

(3)
Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.

See Accompanying Notes to Financial Statements.

VII - 2

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures, Forward Currency and Options on Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the statement of assets and liabilities. The market value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The market value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

VIII - 1

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

E.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills securities are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

F.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2009, the Trust did not have any Level 3 assets or liabilities.

VIII - 2

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of December 31, 2009.

	Fair Value at December 31, 2009
Description	Level 1	Level 2	Level 3	Total
Investments
Investment securities	$112,384,295	$7,999,487	$0	$120,383,782
Investment securities sold short	(112,067,048)	0	0	(112,067,048)
Other Financial Instruments
Exchange traded futures contracts	(617,053)	0	0	(617,053)
Forward currency contracts	0	(1,512,694)	0	(1,512,694)
Options purchased	0	393,138	0	393,138
Options written	0	(105,849)	0	(105,849)
Total	$(299,806)	$6,774,082	$0	$6,474,276

G.	Income Taxes

The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes (formerly FAS No. 48, "Accounting for Uncertainty in Income Taxes") to the Trust, and has determined that no reserves for uncertain tax positions were required. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will signifcantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2006 through 2009 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2009, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $107,584. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2009, the amount of unreimbursed offering costs incurred by the Adviser is $1,642,378.

I.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

VIII - 3

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

J.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Trust's financial statements and disclosures, if any, is currently being assessed.

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). No performance fee was earned during the year ended December 31, 2009.

Note 3.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the year ended December 31, 2009.

Note 5.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

VIII - 4

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

Note 6.	DEPOSITS WITH CUSTODIAN

The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Adviser on behalf of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the year ended December 31, 2009, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase	Repurchase	Repurchase	Repurchase
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009

Commencement Date	February 13, 2009	May 15, 2009	August 14, 2009	November 16, 2009

Percentage of Outstanding Shares Tendered	4.3%	4.8%	5.2%	8.4%

Percentage of Outstanding Shares Repurchased	4.3%	4.8%	5.2%	8.4%

Amount of Repurchase	$8,531,857	$8,669,891	$9,401,970	$14,383,339

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

VIII - 5

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

Note 8.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2009 were $6,021,694,245 and $6,033,598,063, respectively.

The U.S. federal income tax basis of the Trust's investments at December 31, 2009 was as follows:

Investment securities	$120,383,782
Securities sold short	(112,067,048)
Open forward currency contracts	(1,200,654)
Open futures contracts	(362,231)
Option contracts written	(105,849)
Option contracts purchased	393,138

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $566,862 (gross unrealized appreciation was $842,848 and gross unrealized depreciation was $1,409,710).

Note 9.	OPTIONS WRITTEN

Transactions in options written during the twelve months ended December 31, 2009 were as follows:

	Number	Premiums
	of Contracts	Received

Options outstanding at December 31, 2008	54	$290,911

Options written	1,669	5,785,941

Options expired	(1,432)	(4,227,604)

Options exercised	(226)	(1,727,776)

Options outstanding at December 31, 2009	65	$121,472

Note 10.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a derivatives portfolio primarily focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values. A secondary emphasis is on metals and energy values. The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

VIII - 6

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at December 31, 2009 was $7,999,487, which equals approximately 5% of Net Asset Value.

For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

In March 2008, the FASB issued ASC 815, "Derivatives and Hedging" (formerly SFAS No. 161, "Disclosures about Dervative instruments and Hedging Activities"). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. ASC 815 is effective for financial statements issued for the Trust's first fiscal year beginning after November 15, 2008. The Trust adopted the provisions of ASC 815 effective January 1, 2009.

The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Financial Condition, as of December 31, 2009 is as follows:

Type of Instrument *	Statement of Financial Condition Location	Asset Derivatives at December 31, 2009 Fair Value	Liability Derivatives at December 31, 2009 Fair Value	Net

Agricultural Contracts	Net unrealized loss on open futures contracts	$58,394	$(61,137)	$(2,743)

Energy Contracts	Net unrealized loss on open futures contracts	99,765	(13,772)	85,993

Metal Contracts	Net unrealized loss on open futures contracts	725,965	(588,724)	137,241

Stock Indices Contracts	Net unrealized loss on open futures contracts	1,304,013	(108,516)	1,195,497

Short-Term Interest Rate Contracts	Net unrealized loss on open futures contracts	0	(559,853)	(559,853)

Long Term Interest Rate Contracts	Net unrealized loss on open futures contracts	182,963	(1,656,151)	(1,473,188)

VIII - 7

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

Forward Currency Contracts	Net unrealized loss on forward currency contracts	5,590,704	(7,103,398)	(1,512,694)
Purchased Options on Forward Currency Contracts	Options purchased, at fair value	393,138	0	393,138
Written Options on Forward Currency Contracts	Options written, at fair value	0	(105,849)	(105,849)
Totals		$8,354,942	$(10,197,400)	$(1,842,458)
* Derivatives not designated as hedging instruments under ASC 815

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended December 31, 2009 is as follows:

Trading Revenue for
the Twelve Months Ended
Type of Instrument	December 31, 2009
Agricultural Contracts	$(579,488)
Energy Contracts	$(2,476,528)
Metal Contracts	2,226,061
Stock Indices Contracts	(1,530,990)
Short-Term Interest Rate Contracts	(1,201,205)
Long Term Interest Rate Contracts	(6,877,926)
Forward Currency Contracts	3,745,304
Purchased Options on Forward Currency Contracts	(3,699,166)
Written Options on Forward Currency Contracts	5,943,637
Total	$(4,450,301)

Trading Revenue for
the Twelve Months Ended
Line Item in the Statement of Operations	December 31, 2009
Net realized gain (loss) from investments:
Loss from option contracts purchased	$(3,740,677)
Gain from option contracts written	5,955,380
Futures trading, net	(9,687,178)
Forwards trading, net	6,075,534
Net change in unrealized appreciation:
Gain from option contracts purchased	41,511
Loss from option contracts written	(11,743)
Futures trading, net	(752,898)
Forwards trading, net	(2,330,230)
Total	$(4,450,301)

For the twelve months ended December 31, 2009, the monthly average of futures contracts bought and sold was approximately 5,010 and the monthly average of notional value of forward currency and options on forward currency contracts was $928,800,000.

Open contracts generally mature within six months; as of December 31, 2009, the latest maturity date for open futures contracts is March 2011, the latest maturity date for open forward currency contracts is March 2010, and the latest expiry date for options on forward currency contracts is January 2010. However, the Trust intends to close all futures and foreign currency contracts prior to maturity.

VIII - 8

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2009

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as precalculating "stop-loss" points at which systems will signal to close open positions. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be credit worthy. The shareholders bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 11.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12.	SUBSEQUENT EVENTS

Management of the Trust evaluated subsequent events through the date the financial statements were issued. There are no subsequent events to disclose.

VIII - 9

Privacy Policy

The Trust and the Adviser firmly believe that investors are entitled to the best service they can offer — and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor’s account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor’s account, or third parties. The information includes each investor’s name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor’s account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in this Memorandum with respect to information about former Shareholders who have redeemed their Shares.

IX

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON COMPLETE SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the “Trust”) as of December 31, 2009, and for the year then ended and have issued our report thereon dated February 25, 2010 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's complete schedule of investments in securities (the “Schedule”) as of December 31, 2009 appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Trust's management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
February 25, 2010

Item 2. Code of Ethics

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, director of fund accounting and persons performing similar functions.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser’s corporate secretary, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert

At a meeting of the Board of Trustees held on December 21, 2009, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the “Audit Committee Financial Expert” as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is “independent.”

Item 4. Principal Accountant Fees and Services

(a)
Audit Fees – the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $65,000 for 2009 and $65,000 for 2008.

(b)
Audit-Related Fees – there were no audit related fees billed to the registrant in 2009 or 2008 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)	Tax Fees – there were no tax fees billed in 2009 or 2008 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d)
Other Fees – there were no other fees billed for 2009 or 2008 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e)	1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

THE CAMPBELL MULTI-STRATEGY TRUST
AUDIT COMMITTEE PRE-APPROVAL PROCESS

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm (“independent accountants”), including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants’ engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

1.	bookkeeping or other services related to the accounting records or financial statements of the Trust;
2.	financial information systems design and implementation;
3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
4.	actuarial services;
5.	internal audit outsourcing services;
6.	management functions or human resources;
7.	broker or dealer, investment adviser, or investment banking services;
8.	legal services and expert services unrelated to the audit; and
9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

e)	2) No services included in b) – d) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)	Not applicable as less than 50%.

g)	There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2009 or 2008.

h)
The registrant’s Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant’s investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Aeropostale *	294	$10,011	0.01%
Apollo Group Inc. Cl A *	988	$59,853	0.04%
Bally Technologies Inc. *	16,425	$678,188	0.43%
Best Buy Inc.	5,043	$198,997	0.13%
Big Lots Inc. *	207	$5,999	0.00%
Bob Evans Farms Inc.	1,212	$35,100	0.02%
Career Education Corp. *	1,612	$37,576	0.02%
Comcast Corp. Cl A	4,367	$73,628	0.05%
Corinthian Colleges Inc. *	1,786	$24,593	0.02%
Dick's Sporting Goods *	624	$15,519	0.01%
Dreamworks Animation Inc. Cl A *	1,623	$64,839	0.04%
Dress Barn Inc. *	2,199	$50,775	0.03%
Freds Inc. Cl A	2,991	$30,508	0.02%
Gap Inc.	24,273	$508,519	0.32%
H&R Block Inc.	8,317	$188,131	0.12%
Harman International Industry	18,954	$668,697	0.43%
Iconix Brand Group Inc. *	5,005	$63,413	0.04%
JC Penney Inc.	26,784	$712,722	0.45%
Jos A Bank Clothiers Inc. *	104	$4,388	0.00%
KB Home	6,654	$91,027	0.06%
Kohls Corp. *	14,104	$760,629	0.48%
Liberty Global Inc. Cl A *	8,800	$192,632	0.12%
Macys Inc.	13,542	$226,964	0.14%
Matthews International Corp. Cl A	785	$27,813	0.02%
MDC Holdings Inc.	5,421	$168,268	0.11%
Mens Wearhouse Inc.	9,424	$198,469	0.13%
Meredith Corp.	2,263	$69,814	0.04%
Papa Johns International Inc. *	3,334	$77,882	0.05%
Penske Automotive Group Inc.	6,583	$99,930	0.06%
Phillips-Van Heusen Corp.	1,507	$61,305	0.04%
Pinnacle Entertainment *	30,682	$275,524	0.18%
Polaris Industries Inc.	21,537	$939,659	0.60%
Pool Corp.	7,587	$144,760	0.09%
Priceline Inc. *	523	$114,228	0.07%
Regal Entertainment Group Cl A	6,501	$93,874	0.06%
Rent A Center Inc. *	5,689	$100,809	0.06%
Ross Stores	17,518	$748,194	0.48%
Sonic Corp. *	4,148	$41,770	0.03%
Starbucks Corp. *	1,958	$45,151	0.03%
Strayer Education Inc.	44	$9,351	0.01%
See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Texas Roadhouse Inc. *	1,327	$14,902	0.01%
The Ryland Group Inc.	5,174	$101,928	0.06%
Thor Industries Inc.	732	$22,985	0.01%
Time Warner Inc.	30,605	$891,830	0.57%
TJX Companies Inc.	36,896	$1,348,549	0.86%
Toll Brothers Inc. *	3,358	$63,164	0.04%
Tupperware Brands Corporation	2,824	$131,514	0.08%
Warnaco Group Inc. *	8,772	$370,091	0.24%
WMS Industries Inc. *	6,930	$277,200	0.18%
Total Consumer Discretionary		$11,141,672	7.09%

Consumer Staples
Alberto-Culver Co.	5,666	$165,957	0.11%
Avon Products Inc.	36,796	$1,159,074	0.74%
BJ's Wholesale Club Inc. *	16,085	$526,140	0.33%
Central European Distribution Corp. *	1,440	$40,910	0.03%
Constellation Brands Inc. Cl A *	14,329	$228,261	0.15%
Hormel Foods Corp.	402	$15,457	0.01%
Kimberly-Clark Corp.	6,187	$394,174	0.25%
Kroger Co.	6,134	$125,931	0.08%
Lancaster Colony Corp.	356	$17,686	0.01%
Molson Coors Brewing	2,222	$100,346	0.06%
Ruddick Corp.	17,996	$463,037	0.29%
Safeway Inc.	27,565	$586,859	0.37%
Sanderson Farms Inc.	2,117	$89,253	0.06%
Smithfield Foods Inc. *	11,995	$182,204	0.12%
Supervalue Inc.	10,553	$134,129	0.09%
The Hershey Co.	12,353	$442,114	0.28%
Tyson Foods Inc. Cl A	8,474	$103,976	0.07%
Universal Corp.	69	$3,147	0.00%
Walgreen Co.	25,844	$948,992	0.60%
Total Consumer Staples		$5,727,647	3.65%

Energy
Alpha Natural Resources Inc. *	2,808	$121,811	0.08%
Atwood Oceanics Inc. *	2,547	$91,310	0.06%
Contango Oil & Gas Co.*	2,789	$131,111	0.08%
Exxon Mobil Corp.	9,744	$664,443	0.42%
FMC Technologies Inc. *	468	$27,069	0.02%
Frontier Oil Corp.	312	$3,756	0.00%
Halliburton Co.	676	$20,341	0.01%
Helix Energy Solutions Group Inc. *	11,427	$134,267	0.09%
Helmerich & Payne Inc.	1,579	$62,971	0.04%
Holly Corp.	112	$2,871	0.00%
Marathon Oil Corp.	21,400	$668,108	0.43%
Massey Energy Co.	4,315	$181,273	0.12%
Murphy Oil Corp.	23,658	$1,282,264	0.82%
Patterson-UTI Energy Inc.	22,490	$345,222	0.22%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Pride International Inc. *	2,017	$64,362	0.04%
Rowan Companies Inc.	37,618	$851,672	0.54%
Seacor Holdings Inc. *	9,222	$703,177	0.45%
Superior Energy Services Inc. *	1,695	$41,172	0.03%
Teekay Corp.	1,438	$33,378	0.02%
Unit Corp. *	3,431	$145,814	0.08%
W&T Offshore Inc.	4,323	$50,579	0.03%
Total Energy		$5,626,971	3.58%

Financials
1st Source Corp.	2,934	$47,208	0.03%
Alliance Bancshares Inc.	1,819	$21,846	0.01%
American Financial Group Inc.	403	$10,055	0.01%
Arrow Financial Corp.	2,695	$67,375	0.04%
Arthur J Gallagher & Co.	19,993	$450,042	0.29%
Aspen Insurance Holdings Ltd.	18,190	$462,936	0.29%
Assurant Inc.	5,468	$161,197	0.10%
Astoria Financial Corp.	14,025	$174,331	0.11%
BancorpSouth Inc.	416	$9,759	0.01%
Bank Mutual Corp.	9,650	$66,875	0.04%
Bankfinancial Corp.	6,757	$66,894	0.04%
Berkshire Hills Bancorp Inc.	3,391	$70,126	0.04%
BOK Financial Corp.	228	$10,835	0.01%
Brookline Bancorp Inc.	6,911	$68,488	0.04%
Capital One Financial Corp.	3,358	$128,746	0.08%
Capitol Federal Financial	2,209	$69,495	0.04%
City Holding Co.	883	$28,530	0.02%
Comerica Inc.	3,654	$108,049	0.07%
Community Bank System Inc.	3,940	$76,081	0.05%
Community Trust Bancorp Inc.	1,651	$40,367	0.03%
Danvers Bancorp	4,068	$52,843	0.03%
Dime Community Bancshares	1,542	$18,088	0.01%
Essa Bancorp. *	5,753	$67,310	0.04%
First Citizens Bancshares Inc. Cl A	156	$25,586	0.02%
First Commonwealth Financial Corp.	5,069	$23,571	0.02%
First Financial Bankshares Inc.	883	$47,885	0.03%
First Financial Holdings Inc.	2,946	$38,298	0.02%
Firstmerit Corp.	808	$16,273	0.01%
Flushing Financial Corp.	6,032	$67,920	0.04%
Franklin Resources Inc.	3,445	$362,931	0.23%
Greenhill	1,159	$92,998	0.06%
Hancock Holding Co.	7,098	$310,963	0.20%
Hartford Financial Services Group Inc.	1,091	$25,377	0.02%
Infinity Property & Cas Corp.	1,155	$46,939	0.03%
Investment Technology Group *	1,338	$26,359	0.02%
Jefferies Group Inc.	29,569	$701,672	0.45%
Knight Capital Group Inc. *	2,842	$43,767	0.03%
Lakeland Financial Corp.	649	$11,195	0.01%

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Marsh & McLennan Companies Inc.	14,460	$319,277	0.20%
Morgan Stanley	1,195	$35,372	0.02%
Navigators Group Inc. *	1,261	$59,406	0.04%
NBT Bancorp. Inc.	2,248	$45,792	0.03%
Northwest Bancshares Inc.	1,545	$17,412	0.01%
NYCE Euronext Inc.	10,460	$264,638	0.17%
Oceanfirst Financial Corp. *	1,436	$16,212	0.01%
Ocwen Financial Corp. *	1,401	$13,408	0.01%
Piper Jaffray Companies *	465	$23,534	0.01%
Provident New York Bancorp.	7,777	$65,638	0.04%
Provident Financial Services	917	$9,766	0.01%
Republic Bancorp Inc.	2,438	$50,223	0.03%
Roma Financial Corp.	2,231	$27,575	0.02%
SEI Investments Company	5,851	$102,510	0.07%
Signature Bank *	1,593	$50,817	0.03%
Simmons First National Corp.	1,014	$28,189	0.02%
Southside Bancshares Inc.	1,961	$38,475	0.02%
Southwest Bancorp Inc.	3,970	$27,552	0.02%
Stellarone Corp.	5,490	$54,680	0.03%
Suntrust Banks Inc.	1,325	$26,884	0.02%
TD Ameritrade Holding Corp. *	33,927	$657,505	0.42%
Tompkins Trust Inc.	1,050	$42,525	0.03%
Townebank Portsmouth	5,693	$66,494	0.04%
Travelers Companies Inc.	16,143	$804,890	0.51%
Trustmark Corp.	385	$8,678	0.01%
UMB Financial Corp.	3,073	$120,923	0.08%
United Financial Bancorp Inc.	4,209	$55,180	0.04%
Unum Group	4,851	$94,692	0.06%
US Bancorp	25,205	$567,365	0.36%
Washington Federal Inc.	3,909	$75,600	0.05%
Webster Financial Corp.	2,651	$31,467	0.02%
Wells Fargo Company	14,314	$386,335	0.25%
Wesban Inc.	5,468	$67,475	0.04%
Westfield Financial	8,016	$66,132	0.04%
White Mountains Insurance Group	68	$22,621	0.01%
Wintrust Financial Corp.	312	$9,606	0.01%
WSFS Financial Corp.	250	$6,408	0.00%
Total Financials		$8,480,466	5.40%

Health Care
Abaxis Inc. *	2,081	$53,170	0.03%
Aetna Inc.	178	$5,643	0.00%
Alexion Pharmaceuticals Inc. *	2,149	$104,914	0.07%
Allscripts-Misys Healthcare Solutions *	24,394	$493,491	0.31%
Alnylam Pharmaceuticals *	950	$16,739	0.01%
American Medical Systemtems Holding *	4,493	$86,670	0.06%
AMN Healthcare Services Inc. *	3,418	$30,967	0.02%
Amsurg Corp *	4,084	$89,930	0.06%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Amylin Pharmaceuticals Inc. *	3,789	$53,766	0.03%
Analogic Corp.	1,234	$47,521	0.03%
Auxilium Pharmaceuticals Inc. *	1,300	$38,974	0.02%
Beckman Coulter Inc.	1,436	$93,972	0.06%
Boston Scientific Corp. *	2,588	$23,292	0.01%
Brookdale Senior Living Inc.	1,921	$34,943	0.02%
Bruker Corp. *	883	$10,649	0.01%
Cantel Medical Corp.	1,014	$20,463	0.01%
Catalyst Health Solutions Inc. *	2,162	$78,848	0.05%
Cerner Corp *	2,591	$213,602	0.14%
Community Health Systems Inc. *	312	$11,107	0.01%
Cooper Companies Inc.	4,726	$180,155	0.11%
Dendreon Corp. *	27,632	$726,169	0.46%
Eclipsys Corp. *	19,166	$354,954	0.23%
Edwards Lifesciences Corp. *	704	$61,142	0.04%
Emeritus Corp. *	520	$9,750	0.01%
Endo Pharmaceuticals Holdings Inc. *	7,558	$155,090	0.10%
ev3 Inc. *	832	$11,099	0.01%
Exelixis Inc. *	10,616	$78,240	0.05%
Express Scripts Inc. *	1,040	$89,877	0.06%
Gentiva Health Services Inc. *	2,275	$61,448	0.04%
Genzyme Corp. *	320	$15,683	0.01%
Gilead Sciences Inc. *	5,878	$254,341	0.16%
Greatbatch Inc. *	4,177	$80,324	0.05%
Healthsouth Corp. *	4,616	$86,642	0.06%
Healthways Inc. *	485	$8,895	0.01%
Hill-Rom Holdings	1,956	$46,924	0.03%
HMS Holdings Corp. *	3,184	$155,029	0.10%
Hologic Inc. *	3,756	$54,462	0.03%
Hospira Inc. *	1,839	$93,789	0.06%
Humana Inc. *	910	$39,940	0.03%
IDEXX Laboratories Inc. *	1,449	$77,449	0.05%
Immucor Inc. *	887	$17,953	0.01%
IMS Health Inc.	607	$12,783	0.01%
Insulet Corp. *	1,801	$25,718	0.02%
Intuitive Surgical Inc. *	260	$78,892	0.05%
Invacare Corp.	3,732	$93,076	0.06%
Inventiv Health Inc. *	5,299	$85,685	0.05%
Isis Pharmaceuticals *	1,979	$21,987	0.01%
Kensey Nash Corp. *	3,712	$94,656	0.06%
Kinetic Concepts Inc. *	2,049	$77,145	0.05%
Laboratory Corp. of America Holdings *	1,228	$91,904	0.06%
Lincare Holdings Inc. *	2,345	$87,082	0.06%
McKesson Corporation	15,673	$979,563	0.62%
Medassets Inc. *	1,817	$38,539	0.02%
Medco Health Solutions Inc. *	1,225	$78,290	0.05%
Mednax Inc. *	351	$21,099	0.01%
Meridian Bioscience Inc.	2,917	$62,861	0.04%
Micrus Endovascular Corp. *	1,144	$17,160	0.01%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Molina Healthcare Inc. *	3,760	$85,991	0.05%
Neogen Corp. *	2,082	$49,156	0.03%
Nuvasive *	1,019	$32,588	0.02%
Odyssey Healthcare Inc. *	6,039	$94,148	0.06%
Orthofix International *	2,611	$80,758	0.05%
OSI Pharmaceuticals Inc. *	6,353	$197,324	0.13%
Owens & Minor Inc.	1,716	$73,668	0.05%
Parexel International Corp. *	1,881	$26,522	0.02%
Perkinelmer Inc.	900	$18,531	0.01%
Pharmerica Corp. *	2,236	$35,508	0.02%
Providence Service Corp. *	946	$14,947	0.01%
PSS World Medical Inc. *	2,730	$61,698	0.04%
Quest Diagnostics Inc.	1,534	$92,623	0.06%
Quidel Corp. *	3,962	$54,596	0.03%
Res-Care Inc. *	3,778	$42,314	0.03%
Schein Henry Inc. *	2,696	$141,810	0.09%
Sirona Dental System Inc. *	6,623	$210,214	0.13%
Sonosite Inc. *	177	$4,183	0.00%
Steris Corp.	7,078	$197,972	0.13%
Unitedhealth Group	2,982	$90,891	0.06%
Vertex Pharmaceuticals Inc. *	5,411	$231,861	0.15%
Watson Pharmaceuticals Inc. *	5,676	$224,826	0.14%
Wellcare Health Plans Inc. *	850	$31,245	0.02%
Wellpoint Inc. *	1,595	$92,972	0.06%
West Pharmaceutical Services	3,365	$131,907	0.08%
Wright Medical Group Inc. *	397	$7,518	0.00%
Total Health Care		$8,360,227	5.31%

Industrials
AAR Corp *	6,743	$154,954	0.10%
Administaff Inc.	1,246	$29,393	0.02%
American Science & Engineering Inc.	628	$47,628	0.03%
Ameron International Corp.	1,091	$69,235	0.04%
AMR Corp *	32,128	$248,349	0.16%
Beacon Roofing Supply Inc. *	468	$7,488	0.00%
Belden Inc.	14,111	$309,313	0.20%
Briggs & Stratton Corp.	5,368	$100,435	0.06%
Chicago Bridge & Iron Co.	369	$7,461	0.00%
Cintas Corp	3,310	$86,292	0.05%
Con-Way Inc.	2,911	$101,623	0.06%
Corporate Executive Brand Co.	955	$21,793	0.01%
Costar Group Inc. *	167	$6,976	0.00%
Curtiss Wright Corp.	712	$22,300	0.01%
Deluxe Corp.	333	$4,925	0.00%
Donaldson Inc.	496	$21,100	0.01%
Emcor Group Inc. *	3,271	$87,990	0.06%
Flowserve Corp.	13,200	$1,247,796	0.79%
Forward Air Corp.	602	$15,068	0.01%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

GATX Corp.	925	$26,594	0.02%
General Cable Corp. *	4,917	$144,658	0.09%
Graco Inc.	995	$28,427	0.02%
II - VI Inc. *	1,037	$32,977	0.02%
Illinois Tool Works Inc.	9,782	$469,438	0.30%
Iron Mountain Inc. *	35,463	$807,138	0.51%
ITT Corp.	31,119	$1,547,859	0.99%
JB Hunt Transport Services Inc.	18,205	$587,475	0.37%
Joy Global Inc.	16,566	$854,309	0.54%
Kirby Corp. *	2,079	$72,412	0.05%
Layne Christensen Co. *	1,413	$40,567	0.03%
Manpower Inc.	571	$31,165	0.02%
Nordson Corp.	1,722	$105,352	0.07%
Paccar Inc.	41,778	$1,515,288	0.96%
Pall Corp.	12,167	$440,445	0.28%
Pitney Bowes Inc.	13,379	$304,506	0.19%
Ryder Systemtem Inc.	11,986	$493,464	0.31%
Trinity Industries Inc.	20,854	$363,694	0.23%
Union Pacific Corp.	988	$63,133	0.04%
UTI Worldwide Inc.	4,848	$69,423	0.04%
Watsco Inc. Cl A	20,055	$982,293	0.63%
Werner Enterprises Inc.	5,477	$108,445	0.07%
Total Industrials		$11,679,181	7.39%

Information Technology
ACI Worldwide Inc. *	2,216	$38,004	0.02%
Activision Blizzard Inc. *	594	$6,599	0.00%
Acxiom Corp.	4,316	$57,964	0.04%
Adtran Inc.	7,638	$172,237	0.11%
Apple Inc. *	676	$142,455	0.09%
Ariba Inc.*	557	$6,974	0.00%
Arrow Electronics Inc. *	3,756	$111,215	0.07%
Benchmark Electronics Inc. *	492	$9,304	0.01%
Blackbaud	1,335	$31,546	0.02%
Broadcom Corp. Cl A *	4,107	$129,247	0.08%
Brocade Communications Systemtem Inc. *	28,291	$215,860	0.14%
CA Inc.	9,996	$224,510	0.14%
Cabot Microelectronics Corp *	1,864	$61,437	0.04%
Caci International Inc. Cl A *	1,395	$68,146	0.04%
Cadence Design System Inc. *	10,620	$63,614	0.04%
Cisco Systemtems Inc. *	11,125	$266,333	0.17%
Cogent Inc. *	10,335	$107,381	0.07%
Cognex Corp.	2,199	$38,944	0.02%
Compuware Corp *	9,033	$65,309	0.04%
Comtech TeleCommunications Corp. *	3,967	$139,004	0.09%
Dell Inc. *	8,110	$116,460	0.07%
Diodes Inc. *	4,367	$89,130	0.06%
Earthlink Inc.	9,904	$82,302	0.05%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

EMC Corp. *	3,405	$59,485	0.04%
Euronet Worldwide Inc. *	9,456	$207,559	0.13%
FEI Co. *	13,102	$306,063	0.19%
Gartner Inc. Cl A *	21,910	$395,256	0.25%
Henry Jack & Associates Inc.	3,399	$78,653	0.05%
Intel Corp.	7,070	$144,228	0.09%
Intermec Inc. *	2,942	$37,834	0.02%
J2 Global Communicatons Inc. *	4,829	$98,270	0.06%
Jabil Circuit Inc.	3,587	$62,306	0.04%
Lawson Software Inc. *	19,834	$131,896	0.08%
Mantech International Corp. Cl A *	1,246	$60,232	0.04%
Marvell Technology Group Ltd. *	7,278	$151,019	0.10%
Maximus Inc.	125	$6,250	0.00%
McAfee Inc. *	4,119	$167,108	0.11%
Micrel Inc.	1,924	$15,777	0.01%
Micron Technology Inc. *	11,177	$118,029	0.08%
MKS Instruments Inc. *	1,598	$27,805	0.02%
NCR Corp. *	2,112	$23,507	0.01%
Netlogic MicroSystem *	78	$3,608	0.00%
Nvidia Corp. *	7,689	$143,631	0.09%
ON Semiconductor Corp. *	5,563	$49,066	0.03%
PMC-Sierra Inc. *	18,478	$160,019	0.10%
Rofin Sinar Technologies Inc. *	844	$19,927	0.01%
Sandisk Corp. *	3,951	$114,539	0.07%
Scansource Inc. *	1,562	$41,705	0.03%
Seagate Technology	7,382	$134,279	0.09%
SRA International Inc. Cl A *	6,149	$117,446	0.07%
Syntel Inc.	2,228	$84,731	0.05%
Tech Data Corp. *	133	$6,206	0.00%
Tekelec *	8,963	$136,955	0.09%
Teletech Holdings Inc. *	484	$9,695	0.01%
Tellabs Inc. *	53,652	$304,743	0.19%
Tessera Technologies Inc. *	15,860	$369,062	0.25%
Texas Instruments Inc.	2,184	$56,915	0.04%
Tibco Software Inc. *	2,149	$20,695	0.01%
Tivo Inc. *	498	$5,070	0.00%
Websense Inc. *	1,572	$27,447	0.02%
Yahoo Inc. *	5,254	$88,161	0.06%
Zoran Corp. *	1,390	$15,359	0.01%
Total Information Technology		$6,244,511	3.95%

Materials
Air Prods & Chems Inc.	2,287	$185,384	0.12%
Airgas Inc.	520	$24,752	0.02%
Amcol International Corp.	260	$7,389	0.00%
Aptargroup Inc.	1,577	$56,362	0.04%
Arch Chemicals Inc.	480	$14,822	0.01%
Calgon Carbon Corp. *	5,121	$71,182	0.05%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Cliffs Natural Resources Inc.	1,352	$62,314	0.04%
Eastman Chemical Co.	624	$37,590	0.02%
Ecolab Inc.	22,586	$1,006,884	0.64%
Freeport McMoran Copper & Gold	2,391	$191,973	0.12%
Lubrizol Corp.	326	$23,782	0.02%
Mont Mining Corp.	5,302	$250,838	0.16%
OM Group Inc. *	991	$31,107	0.02%
Praxair Inc.	2,651	$212,902	0.14%
Reliance Steel & Aluminum Co	3,743	$161,772	0.10%
Royal Gold Inc.	1,555	$73,225	0.05%
Sensient Technologies Corp.	1,408	$37,030	0.02%
Sigma-Aldrich Corp.	25,699	$1,299,084	0.86%
Southern Peru Copper	6,395	$210,459	0.13%
The Scotts Miracle-Gro Co.Cl A	4,755	$186,919	0.12%
Valspar Corp.	1,667	$45,242	0.03%
Worthington Industries Inc.	19,761	$258,276	0.17%
Total Materials		$4,449,288	2.88%

Utilities
AES Corp *	33,022	$439,523	0.28%
AGL Resources Inc.	6,467	$235,851	0.15%
Atmos Energy Corp.	23,495	$690,753	0.44%
CMS Energy Corp.	7,538	$118,045	0.08%
Northwest Natural Gas Co.	1,012	$45,580	0.03%
Ormat Technologies Inc.	9,136	$345,706	0.22%
PPL Corp.	8,369	$270,402	0.17%
UGI Corp.	1,479	$35,777	0.02%
WGL Holdings Inc.	4,462	$149,656	0.12%
Total Utilities		$2,331,293	1.51%

Total Common Stocks (United States) (cost - $63,975,979)		$64,041,256	40.76%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Axis Capital Holdings	19,101	$542,659	0.35%
Everest Reinsurance Group Ltd.	2,047	$175,387	0.11%
Partnerre Ltd.	3,027	$225,996	0.14%
Willis Group Holdings Ltd.	14,459	$381,428	0.24%
Total Financials		$1,325,470	0.84%

See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Brazil
Consumer Discretionary
Net Servicos De Comunicacao S.A. Adr	14,923	$201,908	0.13%
Total Consumer Discretionary		$201,908	0.13%

Financials
Itau Unibanco Holding S.A.	1,860	$42,482	0.03%
Total Financials		$42,482	0.03%

Materials
Gerdau S.A. Adr	260	$4,428	0.00%
Vale S.A. Adr	6,342	$184,108	0.12%
Total Materials		$188,536	0.12%

Telecommunication Services
Tim Particpacoes S A Sponsored Adr	2,142	$63,639	0.04%
Total Telecommunication Services		$63,639	0.04%

Utilities
Cia Saneamento Basico Do Estad Adr *	1,617	$63,257	0.04%
Total Utilities		$63,257	0.04%

Total Brazil		$559,822	0.36%

Canada
Financials
CIBC	832	$53,764	0.03%
RBC	1,300	$69,615	0.04%
Toronto-Dominion Bank	4,835	$303,251	0.19%
Total Financials		$426,630	0.26%

Information Technology
Celestica Inc. *	1,975	$18,644	0.01%
Research In Motion *	4,003	$270,363	0.17%
Total Information Technology		$289,007	0.18%

Materials
Agnico	3,603	$194,562	0.12%
Barrick Gold Corp.	3,015	$118,731	0.08%
Eldorado Gold *	7,278	$103,129	0.07%
Gammon Gold Inc. *	11,125	$122,486	0.08%
GoldCorp Inc.	806	$31,708	0.02%
Iamgold	4,055	$63,420	0.04%
Kinross Gold Corp. *	18,159	$334,126	0.20%
Methanex Co.	2,323	$45,275	0.03%
Pan American Silver Corp. *	936	$22,286	0.01%
Yamana Gold Inc.	9,618	$109,453	0.09%
Total Materials		$1,145,176	0.74%

Total Canada		$1,860,813	1.18%
See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Chile
Industrials
LAN Airlines S.A.	2,589	$43,159	0.03%
Total Industrials		$43,159	0.03%

Denmark
Health Care
Novo-Nordisk Adr	3,384	$216,068	0.14%
Total Health Care		$216,068	0.14%

France
Health Care
Sanofi-Aventis Adr	13,662	$536,507	0.34%
Total Health Care		$536,507	0.34%

Telecommunication Services
France Telecom S.A. Adr	4,804	$121,253	0.08%
Total Telecommunication Services		$121,253	0.08%

Utilities
Veolia Environment Paris Adr	910	$29,921	0.02%
Total Utilities		$29,921	0.02%

Total France		$687,681	0.44%

Germany
Information Technology
SAP AG Adr	11,974	$560,503	0.36%
Total Information Technology		$560,503	0.36%

Great Britain
Energy
Ensco International Plc Adr *	25,075	$1,001,496	0.65%
Total Energy		$1,001,496	0.65%

Financials
Barclays Plc Adr	17,348	$305,325	0.19%
Total Financials		$305,325	0.19%

Telecommunication Services
BT Group Plc Adr	3,849	$83,677	0.05%
Total Telecommunication Services		$83,677	0.05%

Total Great Britain		$1,390,498	0.89%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Greece
Industrials
Diana Shipping Inc.	5,978	$86,561	0.06%
Total Industrials		$86,561	0.06%

Hong Kong
Telecommunication Services
China Mobile Ltd. Adr	172	$7,986	0.01%
Total Telecommunication Services		$7,986	0.01%

Ireland
Health Care
Covidien Plc	1,767	$84,622	0.05%
Icon Plc Adr *	6,862	$149,111	0.10%
Total Health Care		$233,733	0.15%

Israel
Information Technology
Nice System Ltd. Adr *	658	$20,424	0.01%
Total Information Technology		$20,424	0.01%

Japan
Consumer Discretionary
ABC Mart	2,000	$55,750	0.04%
Alpine Electronics *	1,900	$20,021	0.01%
Aoyama Trading	2,700	$34,339	0.02%
Atsugi Co.	1,000	$1,203	0.00%
Daihatsu Motor	22,000	$218,594	0.14%
Daiichikosho	2,300	$25,966	0.02%
Denso	9,500	$283,689	0.18%
Exedy	4,100	$84,603	0.05%
F.C.C	3,300	$58,134	0.04%
Geo	44	$44,239	0.03%
Gunze	5,000	$18,315	0.01%
Honda Motor Co.	9,500	$317,364	0.20%
Japan Wool Textile	4,000	$24,233	0.02%
K'S Holdings	6,500	$194,801	0.12%
Kayaba Industries *	26,000	$81,830	0.05%
Keihin Corp.	16,300	$241,799	0.15%
Komeri	1,200	$32,032	0.02%
Kurabo Industries	23,000	$35,082	0.02%
Mars Engineering	1,000	$24,115	0.02%
Mazda Motor *	274,000	$623,965	0.40%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

NHK Spring	16,000	$147,978	0.09%
Nikon	30,400	$596,930	0.38%
Nissan Shatai	1,000	$8,894	0.01%
Nitori	4,050	$301,482	0.19%
NOK	13,400	$184,098	0.12%
Panahome	14,000	$89,930	0.06%
Riken	3,000	$9,700	0.01%
Roland	200	$1,770	0.00%
Ryohin Keikaku	5,000	$181,535	0.12%
Sanden *	12,000	$30,678	0.02%
Sankyo	7,400	$368,828	0.23%
Sega Sammy Holding	45,500	$544,465	0.35%
Seiren	2,800	$19,339	0.01%
Senshukai	1,500	$7,605	0.00%
Shimachu	18,400	$360,114	0.23%
Sony	12,200	$349,901	0.22%
Sony Corp.	579	$16,791	0.01%
Stanley Electric	3,500	$70,154	0.04%
Suzuki Motor	14,500	$355,121	0.23%
Takamatsu Construction Group Co.	400	$5,031	0.00%
Tokai Rika	7,700	$172,453	0.11%
Token Corp.	3,600	$81,014	0.05%
Tokyo Style	16,000	$118,589	0.08%
Tomy	7,200	$58,779	0.04%
Toyobo	28,000	$43,912	0.03%
Toyoda Gosei	11,600	$347,645	0.22%
Toyota Boshoku	7,300	$161,534	0.10%
Toyota Motor	8,700	$362,597	0.23%
Total Consumer Discretionary		$7,416,941	4.72%

Consumer Staples
Ajinomoto Co.	3,000	$28,197	0.02%
Arcs	500	$6,569	0.00%
Cawachi Limided	1,100	$19,626	0.01%
Coca Cola Central	200	$2,488	0.00%
Dydo Drinco	1,600	$49,498	0.03%
Fancl Corp.	900	$16,251	0.01%
Fuji Oil	11,900	$173,844	0.11%
Heiwado	300	$3,455	0.00%
House Foods	6,700	$95,144	0.06%
Itoham Foods	7,000	$26,167	0.02%
Izumiya	7,000	$30,077	0.02%
J-Oil Mills	4,000	$11,945	0.01%
Kagome	1,700	$30,149	0.02%
Kasumi	2,000	$9,796	0.01%
Kyokuyo	1,000	$1,976	0.00%
Lion	3,000	$14,598	0.01%
Marudai Food	1,000	$2,975	0.00%

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Ministop	1,000	$12,138	0.01%
Morinaga Milk Industry	2,000	$7,884	0.01%
Nisshin Oillio	16,000	$80,434	0.05%
Nisshin Seifun Group	7,000	$94,441	0.06%
Nissin Foods Holdings Co.	5,600	$182,265	0.12%
QP	100	$1,062	0.00%
Sundrug	300	$6,654	0.00%
Takara Holdings	4,000	$22,944	0.01%
Toyo Suisan	19,000	$435,738	0.28%
Unicharm Petcare	3,100	$94,737	0.06%
Warabeya Nichiyo	100	$1,117	0.00%
Yonekyu	2,000	$16,993	0.01%
Total Consumer Staples		$1,479,162	0.94%

Energy
AOC Holdings	2,400	$12,838	0.01%
Itochu Enex	5,200	$21,281	0.01%
Japan Petroleum	6,000	$263,602	0.17%
Total Energy		$297,721	0.19%

Financials
77th Bank	15,000	$79,435	0.05%
Aichi Bank	1,200	$86,492	0.06%
Akita Bank	1,000	$3,910	0.00%
Bank Of Iwate	1,000	$55,105	0.04%
Bank Of Kyoto	6,000	$48,338	0.03%
Chiba Kogyo Bank *	4,800	$36,247	0.02%
Daibiru	3,900	$27,901	0.02%
Daishi Bank	6,000	$19,980	0.01%
Daiwa House Industry	42,000	$448,445	0.29%
Daiwa Securities Group Inc.	16,000	$79,918	0.05%
Fuyo General	400	$8,391	0.01%
Goldcrest	5,780	$160,185	0.10%
Higashi Nippon Bank	4,000	$7,648	0.00%
Hitachi Capital	10,300	$124,691	0.08%
Hokuetsu Bank	7,000	$11,053	0.01%
Hyakujushi Bank	3,000	$10,441	0.01%
JSFC	9,000	$69,026	0.04%
Kitanippon Bank	1,600	$42,623	0.03%
Marusan Securities	1,600	$8,696	0.01%
Michinoku Bank	1,000	$1,794	0.00%
Mie Bank	3,000	$8,089	0.01%
Minato Bank *	9,000	$9,958	0.01%
Mizuho Securities	203,000	$612,740	0.39%
Musashino Bank	1,600	$37,811	0.02%
Nanto Bank	8,000	$43,139	0.03%
Nishi Nippon City Bank	12,000	$29,260	0.02%
Nomura Holdings	91,600	$670,064	0.43%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

NTT Urban Development	158	$104,547	0.07%
Ogaki Kyoritsu Bank	30,000	$94,420	0.06%
Ricoh Leasing	1,000	$19,765	0.01%
Shizuoka Bank	113,000	$977,120	0.62%
T&D Holdings	26,550	$541,581	0.34%
TOC	600	$2,269	0.00%
Tochigi Bank	4,000	$17,015	0.01%
Toho Bank	85,000	$256,566	0.16%
Tokyo Tatemono	105,000	$399,270	0.25%
Toyo Securities *	3,000	$5,446	0.00%
Total Financials		$5,159,379	3.29%

Health Care
As One	100	$1,749	0.00%
Chugai Pharmaceutical	2,600	$48,596	0.03%
Dainip Sumit Pharma	15,700	$164,597	0.10%
Eiken Chemical	12,200	$112,440	0.07%
Hogy Medical	2,900	$140,491	0.09%
Kissei Pharmaceutical	1,000	$19,754	0.01%
Kyowa Hakko Kirin Co.	5,000	$52,903	0.03%
Medical Holding	11,800	$145,892	0.09%
Miraca	22,700	$620,565	0.39%
Mochida Pharmaceutical	1,000	$8,937	0.01%
Nichii Gakkan	2,900	$25,731	0.02%
Nihon Kohden	2,000	$31,602	0.02%
Nippon Shinyaku	7,000	$78,049	0.05%
Nipro	1,700	$35,043	0.02%
Paramount Bed	2,200	$46,366	0.03%
Santen Pharmaceutical	1,000	$32,010	0.02%
Seikagaku	3,900	$40,678	0.03%
Suzuken	700	$22,934	0.01%
Toho Holdings	4,800	$57,283	0.04%
Total Health Care		$1,685,620	1.06%

Industrials
Asahi Diamond Industry	17,000	$121,252	0.08%
Asahi Glass	10,000	$94,312	0.06%
Central Glass	4,000	$15,210	0.01%
Central Japan Railway	8	$53,451	0.03%
Chiyoda Integre	11,000	$105,870	0.07%
Chudenko	6,100	$76,860	0.05%
Chugai Ro Co.	7,000	$18,272	0.01%
CKD	13,000	$98,029	0.06%
Cosel	2,600	$31,056	0.02%
Dai Nippon Printing	28,000	$355,207	0.23%
Daimei Telecom Engineering	900	$6,835	0.00%
Ebara *	48,000	$205,210	0.13%
Fuji Electric Holdings *	75,000	$128,901	0.08%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Fujikura	66,000	$342,424	0.22%
Fujitec	2,000	$10,785	0.01%
Fukuyama Transporting	25,000	$114,936	0.07%
Furukawa Electric	3,000	$12,439	0.01%
Iwasaki Electric *	6,000	$10,570	0.01%
Iwatani International	6,000	$17,079	0.01%
Japan Airport Terminal	8,000	$108,105	0.07%
Japan Steel Works	14,000	$177,303	0.11%
JGC	39,000	$714,689	0.45%
Kato Works	4,000	$6,703	0.00%
Kawasaki Heavy	47,000	$118,137	0.08%
Kawasaki Kisen *	169,000	$479,252	0.31%
Keihin Electric Express Railway	2,000	$14,695	0.01%
Keio Electric Railroad	7,000	$42,108	0.03%
Keisei Electric Railroad	10,000	$54,568	0.03%
Kokuyo	500	$3,985	0.00%
Komori	4,100	$45,098	0.03%
Kuroda Electric	4,300	$62,356	0.04%
Kyudenko	1,000	$5,962	0.00%
Miura	4,600	$115,871	0.07%
Mori Seiki	67,700	$607,224	0.39%
Nachi Fujikoshi	16,000	$34,545	0.02%
Nagase	1,000	$11,440	0.01%
Nagoya Railroad	3,000	$8,701	0.01%
Namura Shipbuild	8,300	$42,438	0.03%
NEC Networks	2,700	$32,686	0.02%
Nichias *	8,000	$31,624	0.02%
Nippo Corporation	10,000	$71,540	0.05%
Nippon Express	27,000	$110,500	0.07%
Nippon Sharyo	16,000	$101,402	0.06%
Nippon Sheet Glass	31,000	$88,243	0.06%
Nippon Signal	1,700	$16,398	0.01%
Nippon Thompson	1,000	$4,952	0.00%
Nitto Boseki	3,000	$5,124	0.00%
Nitto Electrical Works	100	$988	0.00%
Noritake	5,000	$13,212	0.01%
Npn Densetsu Kgyo	1,000	$8,089	0.01%
Okamura	3,000	$13,728	0.01%
Onoken	700	$4,812	0.00%
Park24	7,200	$76,412	0.05%
Raito Kogyo	1,200	$2,552	0.00%
Ryobi *	15,000	$39,154	0.02%
Sanwa Holdings Corp.	7,000	$17,821	0.01%
Seino Holding	31,000	$196,466	0.13%
Shinmaywa	54,000	$164,155	0.10%
Sintokogio	800	$5,654	0.00%
SMC	1,200	$135,732	0.09%
Sohgo Security	4,000	$44,771	0.03%
Sumikin Bussan	10,000	$19,120	0.01%

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Sumitomo Warehouse	24,000	$108,276	0.07%
Tadano	19,000	$78,780	0.05%
Taihei Dengyo	16,000	$141,963	0.09%
Taikisha	1,200	$16,035	0.01%
Taisei	14,000	$23,911	0.02%
Takara Standard	2,000	$11,085	0.01%
THK	10,700	$188,266	0.12%
Toda	4,000	$12,718	0.01%
Toppan Forms	7,500	$77,743	0.05%
Toppan Printing	35,000	$282,346	0.18%
Toyo Engineering	3,000	$8,765	0.01%
Trusco Nakayama	1,700	$23,666	0.02%
Tsubakimoto Chain	2,000	$7,820	0.00%
Yokogawa Bridge Holdings Corp.	5,000	$38,509	0.02%
Yusen Air & Sea	1,900	$26,124	0.02%
Total Industrials		$6,723,020	4.29%

Information Technology
Advantest	11,600	$299,672	0.19%
Alps Electric *	20,500	$119,792	0.08%
Axell	600	$21,140	0.01%
Brother Industries	10,500	$119,668	0.08%
Canon Electronics	2,100	$44,935	0.03%
Citizen Holdings	23,800	$136,774	0.09%
Dainpn Screen Manufacturing *	65,000	$282,776	0.18%
Fuji Soft	4,300	$68,915	0.04%
Hakuto	500	$4,350	0.00%
Hamamatsu Photo	2,800	$67,673	0.04%
Hitachi *	231,000	$704,700	0.45%
Hitachi Ltd. Adr	872	$26,753	0.02%
Ines	10,700	$82,294	0.05%
Itochu Techno-Solutions	3,900	$104,522	0.07%
Japan Aviation Electronic	8,000	$53,709	0.03%
Japan Digital Laboratory	1,000	$11,161	0.01%
Japan Radio	3,000	$5,511	0.00%
Kyocera	3,900	$342,263	0.22%
Mabuchi Motor	2,400	$118,073	0.08%
Melco Holdings	100	$1,794	0.00%
Mimasu Semiconductor Industry	2,200	$26,326	0.02%
Mitsui High-Tec *	26,200	$215,296	0.14%
NEC Fielding	300	$4,031	0.00%
Nippon Chemi-Con *	7,000	$25,415	0.02%
NRI	19,000	$373,694	0.24%
NS Solutions	8,300	$130,703	0.08%
Omron	6,800	$121,399	0.08%
Ryoyo Electro Corp.	600	$4,756	0.00%
Sansin Electrics	2,900	$19,843	0.01%
SMK	16,000	$91,777	0.06%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Sumisho Computer	500	$6,837	0.00%
Taiyo Yuden	49,000	$628,455	0.40%
Tamura *	4,000	$12,074	0.01%
TDK	3,700	$224,556	0.14%
Tokyo Electron	6,900	$438,778	0.28%
Toshiba *	50,000	$274,451	0.17%
Toshiba Tec *	4,000	$15,081	0.01%
Trend *	6,300	$238,885	0.15%
Yaskawa Electric	57,000	$472,678	0.30%
Yokogawa Electric	7,400	$64,545	0.04%
Total Information Technology		$6,006,055	3.82%

Materials
Adeka	2,800	$24,543	0.02%
Aichi Steel	4,000	$17,530	0.01%
Air Water	12,000	$141,017	0.09%
Chugoku Paints	5,000	$34,911	0.02%
Daio Paper	1,000	$8,099	0.01%
Denki Kagakukogyo	67,000	$298,673	0.19%
Dowa Holding	127,000	$701,198	0.45%
FP	900	$40,604	0.03%
Godo Steel	47,000	$100,972	0.06%
Hitachi Chemical	4,600	$92,944	0.06%
Hitachi Metals	37,000	$353,725	0.23%
Hokuetsu Kishu Paper	27,500	$136,769	0.09%
JSR	3,300	$66,642	0.04%
Kaneka	30,000	$190,451	0.12%
Kobe Steel *	106,000	$191,288	0.12%
Kuraray	11,500	$134,277	0.09%
Lintec	600	$12,052	0.01%
Mitsubishi Steel Manufacturing *	10,000	$16,864	0.01%
Mitsui Chemicals	102,000	$262,957	0.17%
Mitsui Mining and Smelting *	63,000	$162,415	0.10%
Nakayama Steel	16,000	$21,827	0.01%
Nifco	3,800	$75,310	0.05%
Nihon Parkerizing	9,000	$106,826	0.07%
Nippon Kayaku	9,000	$80,917	0.05%
Nippon Paper	1,500	$38,348	0.02%
Nippon Steel	132,000	$531,715	0.34%
Nippon Synthetic Chemical Industry Co.	5,000	$37,972	0.02%
Nippon Zeon	48,000	$215,522	0.14%
Nisshin Steel	48,000	$84,559	0.05%
Nittetsu Mining	3,000	$13,986	0.01%
Oji Paper Co.	37,000	$154,606	0.10%
Osaka Steel	1,800	$30,201	0.02%
Shin-Etsu Polymer	700	$4,136	0.00%
Showa Denko	116,000	$230,517	0.15%
Sumitomo Metal Manufacturing Co.	53,000	$785,080	0.50%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Sumitomo Pipe & Tube	100	$512	0.00%
Taiyo Nippon Sanso	22,000	$232,537	0.15%
Tenma	300	$3,368	0.00%
Tokyo Steel Manufacturing	61,100	$685,853	0.44%
Topy Industries	19,000	$34,083	0.02%
Toray Industries	24,000	$129,671	0.07%
Yodogawa Steel	6,000	$24,298	0.02%
Total Materials		$6,509,775	4.15%

Telecommunication Services
Nippon T & T Spons Adr	22,332	$440,834	0.28%
NTT Docomo Inc. Adr	6,896	$96,406	0.06%
Okinawa Cellular	1	$1,676	0.00%
Total Telecommunication Services		$538,916	0.34%

Utilities
Hokuriku Electric Power	6,700	$145,738	0.09%
Okinawa Electric Power	1,000	$53,171	0.03%
Total Utilities		$198,909	0.12%

Total Japan		$36,015,498	22.92%

Mexico
Consumer Discretionary
Desarrolladora Homex S.A.B. De C.V. *	4,501	$151,324	0.10%
Total Consumer Discretionary		$151,324	0.10%

Consumer Staples
Fomento Economico Mexicano S.A.B. De C.V.	931	$44,576	0.03%
Total Consumer Staples		$44,576	0.03%

Total Mexico		$195,900	0.13%

Netherlands
Financials
Aegon Adr	29,979	$192,165	0.12%
ING Groep NV Adr	11,632	$114,110	0.07%
Total Financials		$306,275	0.19%

People's Republic Of China
Information Technology
Netease Inc. Adr *	12,481	$469,535	0.30%
Total Information Technology		$469,535	0.30%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Utilities
Huaneng Power International Inc. Adr	20,730	$464,352	0.29%
Total Utilities		$464,352	0.29%

Total People's Republic Of China		$933,887	0.59%

Peru
Materials
Compania De Minas Buenaventura Adr	10,015	$335,202	0.21%
Total Materials		$335,202	0.21%

Puerto Rico
Financials
Oriental Financial Group Inc.	4,516	$48,773	0.03%
Total Financials		$48,773	0.03%

Russia
Materials
Mechel OAO Adr	4,758	$89,546	0.06%
Total Materials		$89,546	0.06%

Telecommunication Services
Vimpel Communications Adr	1,071	$19,910	0.01%
Total Telecommunication Services		$19,910	0.01%

Total Russia		$109,456	0.07%

South Africa
Energy
Sasol Ltd. Adr	974	$38,902	0.02%
Total Energy		$38,902	0.02%

Materials
Anglogold Ashanti Limited Adr	6,101	$245,138	0.16%
Gold Fields Ltd. Adr	13,100	$171,741	0.11%
Harmony Gold Mining Co. Adr	22,305	$226,842	0.14%
Total Materials		$643,721	0.41%

Total South Africa		$682,623	0.43%

South Korea
Financials
KB Financial Group Adr	3,371	$171,415	0.11%
Total Financials		$171,415	0.11%

Materials
Posco Adr	832	$109,075	0.07%
Total Materials		$109,075	0.07%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Telecommunication Services
KT Corp. Adr	4,892	$82,283	0.05%
SK Telecom Co. Adr	27,267	$443,361	0.28%
Total Telecommunication Services		$525,644	0.33%

Utilities
Korea Electric Power Adr	3,318	$48,244	0.03%
Total Utilities		$48,244	0.03%

Total South Korea		$854,378	0.54%

Spain
Energy
Repsol YPF S.A. Adr	1,586	$42,283	0.03%
Total Energy		$42,283	0.03%

Sweden
Information Technology
Ericsson LM Telephone Co. Adr	104,098	$956,661	0.61%
Total Information Technology		$956,661	0.61%

Switzerland
Energy
Noble Corporation	2,553	$103,907	0.07%
Total Energy		$103,907	0.07%

Financials
Credit Suisse Group Adr	11,487	$564,700	0.35%
Total Financials		$564,700	0.35%

Information Technology
Logitech International S.A. *	1,614	$27,616	0.02%
Total Information Technology		$27,616	0.02%

Total Switzerland		$696,223	0.44%

Taiwan, Republic Of China
Information Technology
Siliconware Precision Industry Adr	11,481	$80,482	0.05%
Total Information Technology		$80,482	0.05%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	5,299	$92,680	0.06%
Total Telecommunication Services		$92,680	0.06%

Total Common Stocks (Non-United States)
(cost - $49,032,660)		$48,343,039	30.77%
See Accompanying Notes to Financial Statements.

III - 21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

United States Government Securities**

				% of Net
Maturity	Maturity		Value	Asset
Face Value	Date	Description	($)	Value
$8,000,000	03/18/2010	U.S. Treasury Bills
(cost, including accrued interest, - $7,999,487)			$7,999,487	5.09%

Total investment securities (cost - $121,008,126)			$120,383,782	76.62%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value

RBS	01/04/2010	USD Put / CAD Call	1.0645	290,000	USD	$4,929	0.00%
RBS	01/04/2010	AUD Call / USD Put	0.8885	730,000	AUD	$7,822	0.00%
RBS	01/04/2010	EUR Put / JPY Call	129.6000	520,000	EUR	$32	0.00%
RBS	01/04/2010	EUR Put / USD Call	1.4355	320,000	EUR	$1,950	0.00%
RBS	01/04/2010	USD Call / CHF Put	1.0425	830,000	USD	$720	0.00%
RBS	01/05/2010	USD Put / CAD Call	1.0570	260,000	USD	$2,822	0.00%
RBS	01/05/2010	AUD Call / USD Put	0.8770	1,030,000	AUD	$22,343	0.01%
RBS	01/05/2010	EUR Put / USD Call	1.4275	320,000	EUR	$1,111	0.00%
RBS	01/05/2010	USD Call / CHF Put	1.0500	1,680,000	USD	$673	0.00%
RBS	01/06/2010	USD Put / CAD Call	1.0495	250,000	USD	$1,557	0.00%
RBS	01/05/2010	EUR Put / JPY Call	130.6500	230,000	EUR	$129	0.00%
RBS	01/05/2010	USD Put / JPY Call	88.4000	460,000	USD	$0	0.00%
RBS	01/06/2010	EUR Put / JPY Call	131.0000	1,440,000	EUR	$1,769	0.00%
RBS	01/06/2010	EUR Put / USD Call	1.4285	410,000	EUR	$1,890	0.00%
RBS	01/06/2010	USD Call / CHF Put	1.0430	760,000	USD	$1,262	0.00%
RBS	01/07/2010	USD Put / JPY Call	88.2000	410,000	USD	$4	0.00%
RBS	01/06/2010	AUD Call / USD Put	0.8770	1,230,000	AUD	$26,743	0.02%
RBS	01/07/2010	EUR Put / JPY Call	131.7500	1,900,000	EUR	$5,656	0.00%
RBS	01/07/2010	EUR Put / USD Call	1.4400	1,160,000	EUR	$13,111	0.01%
RBS	01/07/2010	USD Call / CHF Put	1.0325	1,440,000	USD	$8,852	0.01%

See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

RBS	01/07/2010	AUD Call / USD Put	0.8825	1,310,000	AUD	$21,757	0.01%
RBS	01/11/2010	AUD Call / USD Put	0.8880	1,060,000	AUD	$14,016	0.01%
RBS	01/11/2010	EUR Put / JPY Call	131.8000	1,340,000	EUR	$6,604	0.00%
RBS	01/11/2010	EUR Put / USD Call	1.4415	760,000	EUR	$10,751	0.01%
RBS	01/11/2010	USD Call / CHF Put	1.0325	1,040,000	USD	$7,790	0.00%
RBS	01/12/2010	USD Put / CAD Call	1.0385	280,000	USD	$1,199	0.00%
RBS	01/12/2010	AUD Call / USD Put	0.8975	1,220,000	AUD	$9,449	0.01%
RBS	01/12/2010	EUR Put / GBP Call	0.9030	1,180,000	EUR	$34,351	0.02%
RBS	01/12/2010	EUR Put / USD Call	1.4455	1,050,000	EUR	$18,414	0.01%
RBS	01/12/2010	USD Call / CHF Put	1.0290	1,920,000	USD	$19,280	0.01%
RBS	01/13/2010	USD Put / CAD Call	1.0490	340,000	USD	$3,214	0.00%
RBS	01/12/2010	EUR Put / JPY Call	132.5500	1,390,000	EUR	$11,454	0.01%
RBS	01/13/2010	EUR Put / USD Call	1.4345	880,000	EUR	$10,235	0.01%
RBS	01/13/2010	USD Call / CHF Put	1.0375	1,920,000	USD	$11,788	0.01%
RBS	01/13/2010	AUD Call / USD Put	0.8920	1,250,000	AUD	$14,398	0.02%
RBS	01/13/2010	EUR Put / GBP Call	0.9040	790,000	EUR	$24,392	0.02%
RBS	01/14/2010	USD Put / CAD Call	1.0505	340,000	USD	$3,693	0.00%
RBS	01/13/2010	EUR Put / JPY Call	132.3500	740,000	EUR	$6,135	0.00%
RBS	01/14/2010	AUD Call / USD Put	0.8985	1,220,000	AUD	$10,010	0.01%
RBS	01/14/2010	EUR Put / GBP Call	0.8875	650,000	EUR	$7,207	0.00%
RBS	01/14/2010	EUR Put / JPY Call	133.1000	1,010,000	EUR	$12,424	0.01%
RBS	01/14/2010	EUR Put / USD Call	1.4410	700,000	EUR	$11,169	0.01%
RBS	01/14/2010	USD Call / CHF Put	1.0290	1,830,000	USD	$20,033	0.02%

Purchased options on forward currency contracts
(premiums paid- $389,019)						$393,138	0.25%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value

RBS	01/04/2010	USD Put / CAD Call	1.0310	1,840,000	USD	$(266)	0.00%
RBS	01/04/2010	AUD Call / USD Put	0.9140	2,530,000	AUD	$(330)	0.00%
RBS	01/04/2010	EUR Put / GBP Call	0.8680	840,000	EUR	$(8)	0.00%
RBS	01/04/2010	EUR Put / JPY Call	125.1500	1,010,000	EUR	$0	0.00%
RBS	01/04/2010	EUR Put / USD Call	1.3940	1,850,000	EUR	$(44)	0.00%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

RBS	01/04/2010	GBP Put / USD Call	1.5710	1,590,000	GBP	$(79)	0.00%
RBS	01/04/2010	USD Call / CHF Put	1.0705	2,750,000	USD	$(1)	0.00%
RBS	01/05/2010	AUD Call / USD Put	0.9030	3,500,000	AUD	$(7,720)	(0.02)%
RBS	01/05/2010	EUR Put / GBP Call	0.8750	960,000	EUR	$(442)	0.00%
RBS	01/05/2010	EUR Put / USD Call	1.3905	920,000	EUR	$(53)	0.00%
RBS	01/05/2010	GBP Put / USD Call	1.5565	1,530,000	GBP	$(59)	0.00%
RBS	01/05/2010	USD Call / CHF Put	1.0780	1,430,000	USD	$(1)	0.00%
RBS	01/05/2010	EUR Put / JPY Call	126.3500	310,000	EUR	$0	0.00%
RBS	01/05/2010	USD Call / JPY Put	94.9500	3,430,000	USD	$(1,526)	0.00%
RBS	01/06/2010	EUR Put / JPY Call	127.0000	800,000	EUR	$(14)	0.00%
RBS	01/06/2010	EUR Put / USD Call	1.3905	2,130,000	EUR	$(286)	0.00%
RBS	01/06/2010	USD Call / CHF Put	1.0700	1,770,000	USD	$(50)	0.00%
RBS	01/06/2010	USD Call / JPY Put	95.2000	1,930,000	USD	$(1,047)	0.00%
RBS	01/07/2010	USD Call / JPY Put	94.5500	3,640,000	USD	$(5,620)	(0.01)%
RBS	01/06/2010	AUD Call / USD Put	0.9040	3,290,000	AUD	$(7,921)	(0.03)%
RBS	01/06/2010	EUR Put / GBP Call	0.8760	500,000	EUR	$(471)	0.00%
RBS	01/06/2010	GBP Put / USD Call	1.5500	1,570,000	GBP	$(96)	0.00%
RBS	01/07/2010	EUR Put / JPY Call	127.7500	1,040,000	EUR	$(109)	0.00%
RBS	01/07/2010	EUR Call / USD Put	1.4750	440,000	EUR	$(20)	0.00%
RBS	01/07/2010	EUR Put / USD Call	1.3985	600,000	EUR	$(278)	0.00%
RBS	01/07/2010	USD Put / CAD Call	1.0210	1,090,000	USD	$(197)	0.00%
RBS	01/07/2010	USD Call / CHF Put	1.0615	340,000	USD	$(68)	0.00%
RBS	01/07/2010	USD Put / CHF Call	1.0075	270,000	USD	$(13)	0.00%
RBS	01/11/2010	USD Put / CAD Call	1.0205	1,220,000	USD	$(759)	0.00%
RBS	01/07/2010	AUD Call / USD Put	0.9105	2,960,000	AUD	$(3,712)	0.00%
RBS	01/07/2010	GBP Put / USD Call	1.5525	1,530,000	GBP	$(247)	0.00%
RBS	01/11/2010	AUD Call / USD Put	0.9165	3,010,000	AUD	$(3,783)	0.00%
RBS	01/11/2010	EUR Put / GBP Call	0.8835	710,000	EUR	$(4,314)	0.00%
RBS	01/11/2010	EUR Put / JPY Call	127.8000	740,000	EUR	$(337)	0.00%
RBS	01/11/2010	EUR Put / USD Call	1.3995	2,630,000	EUR	$(3,314)	0.00%
RBS	01/11/2010	GBP Put / USD Call	1.5525	1,490,000	GBP	$(780)	0.00%
RBS	01/11/2010	USD Call / CHF Put	1.0635	900,000	USD	$(430)	0.00%
RBS	01/11/2010	USD Call / JPY Put	94.8500	2,030,000	USD	$(4,188)	0.00%
RBS	01/12/2010	USD Put / CAD Call	1.0120	2,690,000	USD	$(915)	0.00%
RBS	01/12/2010	AUD Call / USD Put	0.9235	3,030,000	AUD	$(2,317)	0.00%
RBS	01/12/2010	EUR Call / GBP Put	0.9230	590,000	EUR	$(89)	0.00%
RBS	01/12/2010	EUR Put / GBP Call	0.8840	590,000	EUR	$(4,158)	0.00%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

RBS	01/12/2010	EUR Put / USD Call	1.4085	3,510,000	EUR	$(9,723)	(0.01)%
RBS	01/12/2010	GBP Put / USD Call	1.5565	1,260,000	GBP	$(1,082)	0.00%
RBS	01/12/2010	USD Call / CHF Put	1.0550	1,450,000	USD	$(1,998)	0.00%
RBS	01/13/2010	USD Put / CAD Call	1.0190	2,790,000	USD	$(2,781)	0.00%
RBS	01/12/2010	EUR Put / JPY Call	128.1500	770,000	EUR	$(618)	0.00%
RBS	01/12/2010	USD Call / JPY Put	94.9500	1,330,000	USD	$(3,073)	0.00%
RBS	01/13/2010	EUR Put / USD Call	1.3935	2,220,000	EUR	$(3,234)	0.00%
RBS	01/13/2010	GBP Put / USD Call	1.5395	1,410,000	GBP	$(758)	0.00%
RBS	01/13/2010	USD Call / CHF Put	1.0625	1,450,000	USD	$(1,328)	0.00%
RBS	01/13/2010	AUD Call / USD Put	0.9205	3,110,000	AUD	$(4,183)	0.00%
RBS	01/13/2010	EUR Call / GBP Put	0.9235	390,000	EUR	$(85)	0.00%
RBS	01/13/2010	EUR Put / GBP Call	0.8850	390,000	EUR	$(3,275)	0.00%
RBS	01/14/2010	USD Put / CAD Call	1.0230	1,690,000	USD	$(2,959)	0.00%
RBS	01/13/2010	EUR Put / JPY Call	128.0500	1,120,000	EUR	$(1,130)	0.00%
RBS	01/13/2010	USD Call / JPY Put	95.4500	370,000	USD	$(710)	0.00%
RBS	01/14/2010	AUD Call / USD Put	0.9275	2,660,000	AUD	$(2,204)	0.00%
RBS	01/14/2010	EUR Call / GBP Put	0.9095	320,000	EUR	$(370)	0.00%
RBS	01/14/2010	EUR Put / GBP Call	0.8670	320,000	EUR	$(406)	0.00%
RBS	01/14/2010	EUR Put / JPY Call	128.4500	1,530,000	EUR	$(2,358)	0.00%
RBS	01/14/2010	EUR Put / USD Call	1.3995	1,550,000	EUR	$(3,761)	0.00%
RBS	01/14/2010	GBP Put / USD Call	1.5750	240,000	GBP	$(679)	0.00%
RBS	01/14/2010	USD Call / CHF Put	1.0565	1,450,000	USD	$(2,565)	0.00%
RBS	01/14/2010	USD Call / JPY Put	95.5500	240,000	USD	$(507)	0.00%

Total options written on forward currency contracts
(premiums received- $121,472)						$(105,849)	(0.07)%

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agricultural
	COFFEE	Mar-10	NYM	17	$(60,150)	(0.04)%
	CORN	Mar-10	CBOT	7	$5,450	0.00%
	COTTON	Mar-10	NYM	39	$46,670	0.03%
Total agricultural					$(8,030)	(0.01)%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Energy
	BRENT CRUDE	Feb-10	ICE	23	$14,100	0.01%
	GAS OIL	Feb-10	ICE	17	$(2,100)	0.00%
	HEATING OIL	Feb-10	ICE	20	$10,912	0.01%
	LIGHT CRUDE	Feb-10	NYM	18	$2,640	0.00%
	NATURAL GAS	Feb-10	NYM	1	$(2,760)	0.00%
	RBOB UNLEADED GAS	Feb-10	NYM	25	$63,202	0.04%
Total energy					$85,994	0.06%

Metals
	COPPER	Mar-10	LME	41	$397,616	0.25%
	GOLD	Feb-10	COMEX	25	$(144,120)	(0.09)%
	NICKEL	Mar-10	LME	23	$(6,242)	0.00%
	SILVER	Mar-10	NYM	24	$(153,075)	(0.10)%
	ZINC	Mar-10	LME	62	$288,563	0.18%
Total metals					$382,742	0.24%

Stock indicies
	AEX INDEX	Jan-10	EURONEXT	61	$99,050	0.06%
	CAC 40	Jan-10	EURONEXT	110	$75,656	0.05%
	DAX	Mar-10	EUREX	35	$32,842	0.02%
	FTSE 100	Mar-10	LIFFE	97	$149,179	0.09%
	HANG SENG	Jan-10	HKF	11	$23,097	0.01%
	IBEX 35	Jan-10	MEFF-RV	44	$61,000	0.04%
	MINI S&P 500	Mar-10	CME	169	$74,292	0.05%
	MINI NASDAQ	Mar-10	CME	315	$289,463	0.18%
	MSCI TAIWAN	Jan-10	SGX	135	$124,690	0.08%
	NIKKEI 225	Mar-10	SGX	87	$59,517	0.04%
	SPI 200	Mar-10	SFE	45	$128,132	0.09%
	STOXX 50	Mar-10	EUREX	179	$78,578	0.05%
Total stock indicies					$1,195,496	0.76%

Short-term interest rates
	90 DAY BANK BILLS	Jun-10	SFE	3	$(390)	0.00%
	3-MONTH EURIBOR	Mar-11	LIFFE	211	$(226,404)	(0.14)%
	3-MONTH STERLING	Mar-11	LIFFE	498	$(225,033)	(0.14)%

See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

EURODOLLARS	Mar-11	CME	692	$(108,025)	(0.07)%
Total short-term interest rates				$(559,852)	(0.35)%

Long-term interest rates
EURO-BUND	Mar-10	EUREX	38	$(104,666)	(0.07)%
EURO-BOBL	Mar-10	EUREX	106	$(155,365)	(0.10)%
EURO-SCHATZ	Mar-10	LIFFE	343	$(44,110)	(0.03)%
MINI JAPANESE
GOVERNMENT BOND	Mar-10	SIMEX	130	$(978)	0.00%
U.S. 2 YEAR NOTE	Mar-10	CBOT	214	$(300,686)	(0.19)%
U.S. 5 YEAR NOTE	Mar-10	CBOT	380	$(761,775)	(0.48)%
U.S. 10 YEAR NOTE	Mar-10	CBOT	76	$(175,203)	(0.11)%
Total long-term interest rates				$(1,542,783)	(0.98)%

Net unrealized loss on futures contracts purchased				$(446,433)	(0.28)%

FUTURES CONTRACTS SOLD

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agricultural
	WHEAT	Mar-10	CBOT	25	$5,287	0.00%
Total agricultural					$5,287	0.00%

Metals
	COPPER	Mar-10	LME	6	$(52,674)	(0.03)%
	NICKEL	Mar-10	LME	13	$(180,696)	(0.11)%
	ZINC	Mar-10	LME	3	$(12,131)	(0.01)%
Total metals					$(245,501)	(0.15)%

Long-term interest rates
	CANADIAN GOVERNMENT BOND	Mar-10	ME	42	$(9,982)	(0.01)%
	AUSTRALIAN 3-YEAR T-BOND	Mar-10	SFE	118	$(25,967)	(0.02)%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

AUSTRALIAN 10-YEAR T-BOND	Mar-10	SFE	167	$136,046	0.09%
LONG GILT	Mar-10	LIFFE	37	$(32,409)	(0.02)%
U.S. T-BOND	Mar-10	CBOT	7	$1,906	0.00%
Total long-term interest rates				$69,594	0.04%

Net unrealized loss on futures contracts sold				$(170,620)	(0.11)%

Net unrealized loss on futures contracts				$(617,053)	(0.39)%

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	03/17/2010	57,431,054	Australian Dollar	$(654,420)	(0.42)%
RBS	03/17/2010	34,350,217	British Pound	$(61,367)	(0.04)%
RBS	03/17/2010	32,347,650	Canadian Dollar	$117,017	0.07%
RBS	03/18/2010	85,287,673	Euro	$(2,366,887)	(1.50)%
RBS	03/18/2010	47,760,668	Japanese Yen	$(1,736,024)	(1.10)%
RBS	03/17/2010	9,576,915	Mexican Peso	$(219,870)	(0.14)%
RBS	03/17/2010	14,267,378	New Zealand Dollar	$83,763	0.05%
RBS	03/17/2010	12,320,854	Norwegian Krone	$(122,673)	(0.08)%
RBS	03/17/2010	24,710,058	Singapore Dollar	$(393,871)	(0.25)%
RBS	03/17/2010	3,421,609	South African Rand	$(7,258)	0.00%
RBS	03/17/2010	5,301,001	Swedish Krona	$(165,761)	(0.11)%
RBS	03/17/2010	21,331,713	Swiss Franc	$(99,525)	(0.06)%
Net unrealized loss on long forward currency contracts				$(5,626,876)	(3.58)%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	03/17/2010	45,899,381	Australian Dollar	$29,746	0.02%
RBS	03/17/2010	46,172,721	British Pound	$197,659	0.13%
RBS	03/17/2010	21,685,265	Canadian Dollar	$(189,962)	(0.12)%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

RBS	03/18/2010	95,818,319	Euro	$2,012,035	1.28%
RBS	03/18/2010	62,344,978	Japanese Yen	$1,820,326	1.15%
RBS	03/17/2010	6,160,625	Mexican Peso	$74,176	0.05%
RBS	03/17/2010	7,293,479	New Zealand Dollar	$(132,977)	(0.08)%
RBS	03/17/2010	4,639,378	Norwegian Krone	$9,907	0.01%
RBS	03/17/2010	11,703,763	Singapore Dollar	$81,556	0.05%
RBS	03/17/2010	1,134,967	South African Rand	$(24,727)	(0.02)%
RBS	03/17/2010	6,291,345	Swedish Krona	$(15,714)	(0.01)%
RBS	03/17/2010	29,788,821	Swiss Franc	$252,157	0.16%
Net unrealized gain on short forward currency contracts				$4,114,182	2.62%

Net unrealized loss on forward contracts				$(1,512,694)	(0.96)%

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Advance Auto Parts Inc.	2,443	$98,893	0.06%
American Eagle Outfitters Inc.	1,767	$30,004	0.02%
Ameristar Casinos Inc.	624	$9,504	0.01%
Autozone Inc. ***	8,447	$1,335,217	0.85%
Borgwarner Inc.	2,524	$83,847	0.05%
Brinker International Inc.	2,808	$41,895	0.03%
Callaway Golf Co.	2,028	$15,291	0.01%
Carmax Inc. ***	12,040	$291,970	0.19%
Carter Holdings Inc. ***	416	$10,920	0.01%
Cheesecake Factory Inc. ***	27,412	$591,825	0.38%
Choice Hotels International Inc.	577	$18,268	0.01%
Coinstar Inc. ***	468	$13,001	0.01%
D.R. Horton Inc.	15,970	$173,594	0.11%
Darden Restaurants Inc.	468	$16,413	0.01%
Dillards Inc. Cl A	2,048	$37,786	0.02%
DIRECTV Group Inc. Cl A ***	14,318	$477,505	0.30%
Dish Network Corp. Cl A ***	3,160	$65,633	0.04%
Dollar Tree Inc. ***	1,144	$55,255	0.04%
Foot Locker Inc.	1,352	$15,061	0.01%
Fortune Brands Inc	12,114	$523,325	0.33%
Genuine Parts Co.	10,567	$401,123	0.26%
Goodyear Tire & Rubber Co. ***	207	$2,919	0.00%
Harley-Davidson Inc.	6,498	$163,750	0.10%
Hasbro Inc.	24,469	$784,476	0.50%
Hibbett Sporting Goods Inc. ***	15,508	$341,021	0.22%
Home Depot Inc.	33,347	$964,729	0.61%
Interpublic Group Of Companies Inc. ***	549	$4,052	0.00%
Jarden Corp.	377	$11,653	0.01%
John Wiley & Sons Inc. Cl A	8,641	$361,885	0.23%
Lennar Corp. Cl A ***	6,952	$88,777	0.06%
LKQ Corp. ***	998	$19,551	0.01%
Lowe's Cos Inc.	2,571	$60,136	0.04%
New York Times Co. Cl A	15,544	$192,124	0.12%
Newell Rubbermaid Inc.	2,095	$31,446	0.02%
O'Reilly Automotive Inc. ***	1,871	$71,323	0.05%
Omnicom Group Inc.	35,772	$1,400,476	0.89%
Petsmart Inc.	6,464	$172,524	0.11%
Pulte Homes Inc.	7,555	$75,550	0.05%
Scholastic Corp.	8,988	$268,112	0.17%
Service Corp. International	3,743	$30,655	0.02%
See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Sherwin Williams Co.	364	$22,441	0.01%
Staples Inc.	313	$7,697	0.00%
Starwood Hotels & Resorts	6,193	$226,478	0.14%
Tractor Supply Co.	3,229	$171,040	0.11%
Virgin Media Inc.	7,694	$129,490	0.08%
Walt Disney Company	13,256	$427,506	0.27%
Weight Watchers International Inc.	4,959	$144,604	0.09%
Total Consumer Discretionary		$10,480,745	6.66%

Consumer Staples
Brown-Forman Corp. Cl B	7,704	$412,703	0.26%
CVS Caremark Corp.	1,091	$35,141	0.02%
JM Smucker Co.	3,777	$233,230	0.15%
Total Consumer Staples		$681,074	0.43%

Energy
Bristow Group Inc. ***	5,923	$227,739	0.14%
Cameron International Corp. ***	8,545	$357,181	0.23%
Comstock Resources Inc. ***	382	$15,498	0.01%
Devon Energy Corp.	5,978	$439,383	0.28%
EOG Resources Inc.	3,067	$298,419	0.19%
Global Industries Ltd. ***	1,624	$11,579	0.01%
Hess Corp.	8,363	$505,962	0.32%
Lufkin Industries Inc.	10,128	$741,370	0.47%
Overseas Shipholding Group Inc.	2,746	$120,687	0.08%
Penn Virginia Corp.	1,040	$22,142	0.01%
Petrohawk Energy Corp. ***	2,808	$67,364	0.04%
Pioneer Natural Resources	312	$15,029	0.01%
Southern Union Co.	17,754	$403,016	0.26%
St Mary Land & Exploration Co.	10,625	$363,800	0.23%
Tesoro Corp.	2,645	$35,840	0.02%
Tidewater Inc.	35,365	$1,695,752	1.08%
Williams Clayton Energy Inc. ***	471	$16,499	0.01%
Williams Companies Inc.	9,254	$195,074	0.12%
Total Energy		$5,532,334	3.51%

Financials
Abington Community Bancorp Inc.	7,314	$50,393	0.03%
Affiliated Managers Group Inc. ***	1,716	$115,573	0.07%
Allstate Corp.	6,410	$192,556	0.12%
Associated Banc Corp.	180	$1,982	0.00%
Bancfirst Corp.	1,552	$57,486	0.04%
Bank Hawaii Corp.	1,161	$54,637	0.03%
Bank Of America Corp.	9,305	$140,133	0.09%
Bank Of The Ozarks Inc.	905	$26,489	0.02%
BB&T Corp.	3,362	$85,294	0.05%
Beneficial Mutal ***	6,211	$61,116	0.04%
Cardinal Financial Corp.	3,582	$31,307	0.02%

See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Cash America International Inc.	2,906	$101,594	0.06%
Cathay General Bancorp	6,046	$45,647	0.03%
Chemical Financial Corp	2,570	$60,601	0.04%
City National Corp	3,118	$142,181	0.09%
Columbia Banking System Inc.	2,808	$45,433	0.03%
Commerce Bancshares Inc.	823	$31,867	0.02%
Cullen Frost Banker Inc.	10,024	$501,200	0.32%
CVB Financial Corp.	4,555	$39,355	0.03%
F.N.B. Corp.	2,038	$13,838	0.01%
First Bancorp Troy	748	$10,450	0.01%
First Cash Financial Services ***	19,721	$437,609	0.28%
First Community Bancshares Inc.	4,925	$59,346	0.04%
First Financial Bancorp	1,603	$23,340	0.01%
First Horizon National Corp.	832	$11,149	0.01%
First Midwest Bancorp Inc.	10,042	$109,357	0.07%
First Niagara Financial Group Inc.	1,058	$14,717	0.01%
Glacier Bancorp Inc.	4,874	$66,871	0.04%
Goldman Sachs Group Inc.	1,664	$280,950	0.18%
HCC Insurance Holdings Inc.	12,786	$357,624	0.23%
Home Bancshares Inc.	2,572	$61,908	0.04%
Hudson City Bancorp Inc.	1,160	$15,927	0.01%
Iberiabank Corp.	1,096	$58,976	0.04%
Independent Bank Corp.	2,896	$60,412	0.04%
Investors Bancorp Inc. ***	5,509	$60,268	0.04%
Janus Capital Group Inc.	1,767	$23,766	0.02%
Jones Lang Lasalle Inc.	17,465	$1,054,886	0.67%
JP Morgan Chase & Co.	1,975	$82,298	0.05%
Kearny Financial Corp.	6,084	$61,266	0.04%
KeyCorp ***	3,710	$20,591	0.01%
Lakeland Bancorp Inc.	1,644	$10,505	0.01%
Legg Mason Inc.	6,337	$191,124	0.12%
Marshall & Iisley Corp.	8,339	$45,448	0.03%
Max Capital Group	2,362	$52,673	0.03%
MB Financial Inc.	1,559	$30,728	0.02%
Mercury General Corp.	7,094	$278,510	0.18%
Moodys Corp.	520	$13,936	0.01%
New York Community Bancorp Inc.	51,623	$749,050	0.48%
Northern Trust Corp.	7,251	$379,952	0.24%
Old National Bancorp.	10,134	$125,966	0.08%
Old Rep International Corp.	3,690	$37,048	0.02%
Optionsxpress Holdings Inc.	207	$3,198	0.00%
Pacwest Bancorp.	6,292	$126,784	0.08%
Peoples United Financial Inc.	3,468	$57,916	0.04%
Pinnacle Financial Partners Inc. ***	2,510	$35,692	0.02%
Principal Financial Group Inc.	2,404	$57,792	0.04%
Private Bancorp Inc.	111	$996	0.00%
Prosperity Bancshares Inc.	3,118	$126,185	0.08%
Prudential Financial Inc.	2,911	$144,851	0.09%
Regions Financial Corp.	3,285	$17,378	0.01%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

S & T Bancorp Inc.	3,688	$62,733	0.04%
SCBT Financial Corp.	2,242	$62,081	0.04%
SLM Corp. ***	7,382	$83,195	0.05%
Smithtown Bancorp Inc.	1,494	$8,889	0.01%
Sterling Bancorp	9,282	$66,273	0.04%
Stifel Financial Corp. ***	359	$21,267	0.01%
Suffolk Bancorp	2,188	$64,984	0.04%
T Rowe Price Group Inc.	5,097	$271,415	0.17%
TCF Financial Corp.	1,549	$21,097	0.01%
Texas Capital Bancshares Inc. ***	411	$5,738	0.00%
TFS Financial Group	5,288	$64,196	0.04%
Torchmark Corp.	156	$6,856	0.00%
Tower Group Inc.	416	$9,739	0.01%
Trico Bancshares	1,871	$31,152	0.02%
Trustco Bank Corp.	10,353	$65,224	0.04%
Umpqua Holdings Corp.	7,527	$100,937	0.06%
Unitrin	1,259	$27,761	0.02%
Univest Corp.	2,833	$49,662	0.03%
Washington Trust Bancorp	2,575	$40,119	0.03%
Westamerica Bancorporation	2,660	$147,284	0.09%
Western Alliance Bancorp ***	8,978	$33,937	0.02%
Whitney Holding Corp.	831	$7,570	0.00%
Wilmington Trust Corp.	3,310	$40,845	0.03%
Wilshire Bancorp Inc.	2,252	$18,444	0.01%
Total Financials		$8,467,523	5.37%

Health Care
Abiomed Inc. ***	1,174	$10,249	0.01%
Air Methods Corp. ***	913	$30,695	0.02%
Align Technology Inc. ***	286	$5,097	0.00%
Alliance Healthcare Services ***	3,999	$22,834	0.01%
Almost Family Inc. ***	1,406	$55,579	0.04%
America Services Group Inc.	3,103	$49,245	0.03%
Amerigroup Corp. ***	3,008	$81,096	0.05%
AmerisourceBergen Corp.	3,047	$79,435	0.05%
Angiodynamics ***	1,186	$19,035	0.01%
Athenahealth Inc. ***	1,813	$82,020	0.05%
Baxter International Inc.	1,386	$81,330	0.05%
Becton Dickinson & Co.	3,563	$280,978	0.18%
Bio-Reference Labs Inc. ***	565	$22,103	0.01%
Biogen Idec Inc.***	32,273	$1,726,606	1.10%
C.R. Bard Inc.	1,772	$138,039	0.09%
Cardinal Health Inc.	468	$15,088	0.01%
Cardionet Inc. ***	5,096	$30,270	0.02%
Celera Corp. ***	2,175	$15,008	0.01%
Centene Corp. ***	18,551	$392,725	0.25%
Chemed Corp.	1,494	$71,667	0.05%
Chindex International ***	1,031	$14,568	0.01%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Cigna Corp.	3,284	$115,827	0.07%
Computer Programs & Systemtems Inc.	1,590	$73,220	0.05%
Coventry Health Care Inc. ***	298	$7,238	0.00%
Cryolife Inc. ***	793	$5,091	0.00%
Cyberonics Inc. ***	337	$6,888	0.00%
Cynosure Inc. Cl A ***	3,388	$38,928	0.02%
Dentsply International Inc.	2,259	$79,449	0.05%
Exactech Inc. ***	3,939	$68,184	0.04%
Genoptics ***	990	$35,175	0.02%
Haemonetics Corp. ***	448	$24,707	0.02%
Hanger Orthopedic Group Inc. ***	5,082	$70,284	0.04%
ICU Medical Inc. ***	883	$32,177	0.02%
Integra Lifesciences Holdings Co.***	6,762	$249,315	0.16%
Inverness Medical Innovations Inc. ***	1,004	$41,676	0.03%
Johnson & Johnson	26,605	$1,713,628	1.09%
Landauer Inc.	1,387	$85,162	0.05%
LHC Group Inc.	2,463	$82,781	0.05%
Lifepoint Hospitals Inc. ***	800	$26,024	0.02%
Magellan Health Services Inc. ***	3,453	$140,641	0.09%
Martek Biosciences Corp. ***	1,429	$27,080	0.02%
Masimo Corp.	1,518	$46,178	0.03%
Medicines Co.***	1,327	$11,067	0.01%
Medicis Pharmaceutical Corp. Cl A	24,365	$659,073	0.42%
Medtronic Inc.	494	$21,726	0.01%
Merit Medical Systemtems Inc. ***	4,587	$88,254	0.06%
Mettler Toledo International ***	3,808	$399,802	0.25%
National Healthcare Corp.	2,055	$74,206	0.05%
Omnicell Inc. ***	424	$4,957	0.00%
Palomar Medical Technologies Inc. ***	1,503	$15,150	0.01%
Patterson Co.***	2,412	$67,488	0.04%
Phase Forward ***	5,504	$84,431	0.05%
Quality System Inc.	1,232	$77,370	0.05%
Regeneron Pharmaceuticals Inc. ***	25,871	$625,561	0.40%
Resmed Inc. ***	1,488	$77,778	0.05%
Skilled Healthcare Group Inc. Cl A ***	8,154	$60,747	0.04%
Somanetics Corp. ***	1,600	$28,080	0.02%
St Jude Medical Inc. ***	2,151	$79,114	0.05%
Sun Healthcare Group Inc. ***	2,398	$21,990	0.01%
Surmodics Inc. ***	538	$12,191	0.01%
Synovis Life Technologies Inc. ***	2,547	$32,882	0.02%
The IPC Hospitalist Co.***	621	$20,648	0.01%
Thoratec Corp. ***	2,704	$72,792	0.05%
United Therapeutics Corp. ***	1,247	$65,655	0.04%
Universal American Financial Corp. ***	14,914	$174,494	0.11%
Universal Health Services Inc. Cl B	2,666	$81,313	0.05%
Varian Medical System Inc. ***	81	$3,795	0.00%
VCA Antech Inc. ***	2,836	$70,673	0.04%
Volcano Corp. ***	5,138	$89,298	0.06%
Zimmer Holdings Inc. ***	1,059	$62,597	0.04%
Total Health Care		$9,276,452	5.87%

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Industrials
ABM Industries Inc.	1,923	$39,729	0.03%
Actuant Corp.	20,980	$388,759	0.25%
Acuity Brands Inc.	16,611	$592,016	0.38%
Agco Corp. ***	3,274	$105,881	0.07%
Alexander & Baldwin Inc.	2,728	$93,379	0.06%
Alliant TechSystemtems Inc. ***	104	$9,180	0.01%
Ametek Inc.	12,265	$469,014	0.30%
Applied Industry Technologies Inc.	2,521	$55,638	0.04%
Astec Industries Inc. ***	2,455	$66,138	0.04%
Atlas Air Worldwide Holdings Inc. ***	2,047	$76,251	0.05%
BE Aerospace Inc. ***	1,786	$41,971	0.03%
Brinks Co.	468	$11,391	0.01%
Ceradyne Inc. ***	6,027	$115,839	0.07%
Continental Airlines Inc. Cl B ***	15,027	$269,284	0.17%
Crane Co.	1,583	$48,471	0.03%
Danaher Corp.	13,751	$1,034,075	0.66%
Deere & Co.	5,893	$318,752	0.20%
Dun & Bradstreet Corp.	364	$30,712	0.02%
Emerson Electric Co.	1,003	$42,728	0.03%
Equifax Inc.	37,996	$1,173,696	0.75%
Esco Technologies Inc.	290	$10,397	0.01%
Esterline Technologies Corp. ***	4,837	$197,204	0.13%
Expeditors International Inc.	7,547	$262,409	0.17%
Franklin Electric Co.	702	$20,393	0.01%
Gardner Denver Inc.	260	$11,063	0.01%
Geo Group Inc. ***	833	$18,226	0.01%
Goodrich Corp.	1,923	$123,553	0.08%
Granite Construction Inc.	21,738	$731,701	0.47%
Harsco Corp.	520	$16,760	0.01%
Heartland Express Inc.	1,255	$19,164	0.01%
Hexcel Corporation ***	50,014	$649,182	0.41%
Honeywell International Inc.	2,223	$87,142	0.06%
Idex Corp.	1,712	$53,329	0.03%
Kansas City Southern ***	9,311	$309,963	0.20%
Kennametal Inc.	5,801	$150,362	0.10%
Knight Transportation Inc.	4,159	$80,227	0.05%
L-3 Communications Holdings Inc.	12,789	$1,112,004	0.71%
Landstar Systems Inc.	1,654	$64,126	0.04%
Lincoln Electric Holdings Inc.	386	$20,636	0.01%
Manitowoc Inc.	1,919	$19,132	0.01%
Masco Corp.	4,367	$60,308	0.04%
Mastec Inc. ***	260	$3,250	0.00%
Middleby Corp. ***	312	$15,294	0.01%
Mine Safety Appliances Co.	780	$20,693	0.01%
Monster Worldwide Inc. ***	5,095	$88,653	0.06%

See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Moog Inc. Cl A ***	936	$27,359	0.02%
Orbital Sciences Corp. ***	54,296	$828,557	0.53%
Resources Connection Inc. ***	2,145	$45,517	0.03%
Robert Half International Inc.	4,835	$129,240	0.08%
Snap - on Inc.	17,318	$731,859	0.47%
Southwest Airlines Co.	47,942	$547,977	0.35%
Sykes Enterprises Inc. ***	1,114	$28,374	0.02%
Teledyne Technologies Inc. ***	539	$20,676	0.01%
Terex Corp. ***	3,639	$72,089	0.05%
Textron Inc.	4,003	$75,296	0.05%
Toro Co.	1,323	$55,315	0.04%
United Stationers Inc. ***	2,313	$131,575	0.08%
Wabtec	214	$8,740	0.01%
Wesco International Inc. ***	104	$2,809	0.00%
Woodward Governor Co.	287	$7,396	0.00%
Total Industrials		$11,840,854	7.59%

Information Technology
Agilent Technologies Inc. ***	10,709	$332,729	0.21%
Analog Devices Inc.	6,792	$214,491	0.14%
Anixter International Inc. ***	3,559	$167,629	0.11%
Asiainfo Holdings Inc. ***	2,028	$61,753	0.04%
ATMI Inc. ***	14,446	$268,985	0.17%
Blackboard Inc. ***	3,423	$155,370	0.10%
Concur Technologies Inc. ***	1,933	$82,636	0.05%
Corning Inc.	16,621	$320,952	0.20%
Cybersource Corp. ***	21,675	$435,884	0.28%
Cymer Inc. ***	470	$18,039	0.01%
Equinix Inc. ***	166	$17,621	0.01%
F5 Networks Inc. ***	192	$10,170	0.01%
Formfactor Inc. ***	16,659	$362,666	0.23%
GSI Communication Inc. ***	13,417	$340,658	0.22%
Interdigital Inc. ***	13,021	$345,838	0.22%
L1 Identity Solutions ***	32,496	$243,395	0.15%
Linear Technology Corp.	56,269	$1,719,581	1.09%
MEMC Electronic Materials Inc. ***	3,535	$48,147	0.03%
Micros System Inc. ***	5,427	$168,400	0.11%
Microsemi Corp. ***	14,242	$252,938	0.16%
Molex Inc.	6,760	$145,678	0.09%
Progress Software Corp. ***	6,422	$187,651	0.12%
Salesforce Inc. ***	2,235	$164,876	0.10%
Silicon Laboratories Inc. ***	19,126	$925,316	0.59%
Trimble Navigation Ltd. ***	25,289	$637,283	0.41%
Valueclick Inc. ***	3,271	$33,103	0.02%
Xerox Corp.	46,481	$393,229	0.25%
Total Information Technology		$8,055,018	5.12%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Materials
AK Steel Holding Corp.	1,403	$29,954	0.02%
Alcoa Inc.	37,638	$606,725	0.39%
Allegheny Technologies Inc.	22,999	$1,029,665	0.66%
Carpenter Technology Corp.	19,258	$519,003	0.33%
Commercial Metals Co.	1,975	$30,909	0.02%
Greif Inc. Cl A	281	$15,168	0.01%
HB Fuller Co.	2,631	$59,855	0.04%
Huntsman Corp.	28,741	$324,486	0.21%
Martin Marietta Materials Inc.	330	$29,505	0.02%
Monsanto Co.	8,616	$704,358	0.45%
Nalco Holding Co.	20,322	$518,414	0.33%
Nucor Corp.	24,629	$1,148,943	0.73%
Packaging Corp. of America	16,625	$382,541	0.24%
Steel Dynamics Inc.	13,134	$232,734	0.15%
Titanium Metals Corp. ***	71,222	$891,699	0.57%
United States Steel Corp.	15,829	$872,494	0.56%
Weyerhaeuser Co.	1,531	$66,047	0.04%
WR Grace & Co.	4,429	$112,275	0.07%
Total Materials		$7,574,775	4.84%

Telecommunication Services
American Tower ***	7,882	$340,581	0.22%
AT&T Inc.	18,611	$521,666	0.33%
Crown Castle International Cor ***	3,996	$156,004	0.10%
Leap Wireless International Inc. ***	15,651	$274,675	0.17%
NII Holdings Inc. ***	1,126	$37,811	0.02%
SBA Communications Corp. Cl A ***	898	$30,676	0.02%
TW Telecom Inc. Cl A ***	7,051	$120,925	0.08%
United States Cellular Corp. ***	1,802	$76,423	0.05%
Windstream Corp.	25,357	$278,673	0.18%
Total Telecommunication Services		$1,837,434	1.17%

Utilities
Ameren Corp.	5,773	$161,355	0.10%
Black Hills Corp.	416	$11,078	0.01%
DPL Inc.	5,458	$150,641	0.10%
El Paso Electric Co.***	520	$10,546	0.01%
FPL Group Inc.	2,781	$146,892	0.09%
Great Plains Energy Inc.	1,021	$19,797	0.01%
MDU Resources Group Inc.	2,521	$59,496	0.04%
Oneok Inc.	18,387	$819,509	0.52%
Scana Corp.	1,888	$71,140	0.05%
Westar Energy Inc.	23,131	$502,405	0.32%
Wisconsin Energy Corp.	23,125	$1,152,307	0.74%
Total Utilities		$3,105,166	1.99%

Total Common Stocks (United States)
(proceeds - $66,625,602)		$66,851,375	42.55%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Australia
Materials
BHP Billiton Ltd. Adr	4,341	$332,434	0.21%
Total Materials		$332,434	0.21%

Bermuda
Financials
Arch Capital Group Ltd. ***	6,065	$433,951	0.28%
Total Financials		$433,951	0.28%

Brazil
Industrials
EMBRAER-Empresa Brasileira de Aeronautica S.A. Adr	251	$5,550	0.00%
Total Industrials		$5,550	0.00%

Materials
Fibria Celulose S.A. Adr ***	10,880	$248,499	0.16%
Total Materials		$248,499	0.16%

Total Brazil		$254,049	0.16%

Canada
Consumer Discretionary
Shaw Communications Inc. Cl B	6,350	$130,620	0.08%
Total Consumer Discretionary		$130,620	0.08%

Energy
CDN Natural	2,496	$179,587	0.11%
Enbridge Inc.	10,633	$491,457	0.31%
Encana	21,865	$708,207	0.45%
Nexen Inc.	5,043	$120,679	0.08%
TransCanada Corp.	14,779	$507,954	0.32%
Total Energy		$2,007,884	1.27%

Financials
Brookfield Asset Management Inc. Cl A	780	$17,300	0.01%
Sun Life Financial Inc.	2,965	$85,155	0.05%
Total Financials		$102,455	0.06%
See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Industrials
Canadian Pacific Railway	25,042	$1,352,268	0.86%
Total Industrials		$1,352,268	0.86%

Telecommunication Services
Rogers Communications Cl B	1,716	$53,196	0.03%
Total Telecommunication Services		$53,196	0.03%

Total Canada		$3,646,423	2.30%

Chile
Materials
Chemical & Mining Co. of Chile Inc. Adr	945	$35,504	0.02%
Total Materials		$35,504	0.02%

Utilities
Enersis S.A. Adr	15,321	$350,238	0.22%
Total Utilities		$350,238	0.22%

Total Chile		$385,742	0.24%

Colombia
Financials
Bancolombia S.A. Adr	5,411	$246,255	0.16%
Total Financials		$246,255	0.16%

Finland
Information Technology
Nokia Corp. Adr	2,808	$36,083	0.02%
Total Information Technology		$36,083	0.02%

Great Britain
Consumer Staples
Diageo PLC Adr	3,498	$242,797	0.15%
Total Consumer Staples		$242,797	0.15%

Materials
BHP Billiton Plc Adr	9,253	$590,804	0.38%
Rio Tinto Plc Adr	1,792	$385,979	0.25%
Total Materials		$976,783	0.63%

Total Great Britain		$1,219,580	0.78%

Indonesia
Telecommunication Services
Perusahaan Perseroan PT Telekomunikasi Indonesia Adr	1,029	$41,109	0.03%
Total Telecommunication Services		$41,109	0.03%

See Accompanying Notes to Financial Statements.

III - 39

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Ireland
Health Care
Elan Corp. Plc Adr ***	11,697	$76,264	0.05%
Total Health Care		$76,264	0.05%

Japan
Consumer Discretionary
Aichi Machine Industry	18,000	$73,473	0.05%
Aisan Industry	7,500	$76,132	0.05%
Aisin Seiki	25,700	$731,565	0.47%
Aoki Holdings	3,200	$31,761	0.02%
Asatsu	400	$7,859	0.01%
Canon Marketing	600	$8,830	0.01%
Chiyoda	9,800	$126,217	0.08%
Chofu Seisakusho	1,100	$22,864	0.01%
Dentsu	35,400	$811,848	0.52%
Edion	31,300	$339,914	0.22%
Fuji Heavy Industry ***	87,000	$420,538	0.27%
Hakuhodo DY Holding	800	$38,756	0.02%
Heiwa	4,600	$46,941	0.03%
Hikari Tsushin	4,800	$86,621	0.06%
Honda Motor Adr	1,741	$59,020	0.04%
Isuzu Motors ***	28,000	$52,033	0.03%
Jupiter Telecom	211	$208,971	0.13%
Kanto Auto Works	100	$899	0.00%
Marui Group	54,400	$333,663	0.21%
Mizuno	7,000	$34,288	0.02%
Musashi Seimitsu	1,700	$39,261	0.02%
Nishimatsuya	5,200	$45,635	0.03%
Nissan Motor ***	5,000	$43,504	0.03%
Nisshinbo Holding	14,000	$129,029	0.08%
Onward Holdings	12,000	$74,118	0.05%
Panasonic Corp. Adr	624	$8,954	0.01%
Parco	1,100	$9,465	0.01%
Plenus	900	$12,249	0.01%
Rinnai	1,600	$76,997	0.05%
Sekisui Chemical	84,000	$519,727	0.33%
Sekisui House	84,000	$757,033	0.48%
Shimano	6,300	$251,743	0.16%
Showa	21,600	$129,700	0.08%
Sumitomo Forest	15,200	$114,292	0.07%
Sumitomo Rubber Industry	6,800	$58,581	0.04%
Tachi-S	6,400	$63,041	0.04%
Takashimaya	19,000	$120,823	0.08%
Toho	29,700	$482,691	0.31%
Tokai Rubber	4,800	$49,343	0.03%

See Accompanying Notes to Financial Statements.

III - 40

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Tokyo Dome	3,000	$8,894	0.01%
Topre	1,800	$15,971	0.01%
Toyo Tire & Rubber ***	46,000	$84,988	0.05%
Toyota Industries	4,400	$130,211	0.08%
Yamada Denki	12,290	$826,418	0.53%
Yamaha	69,800	$836,745	0.53%
Yamaha Motor ***	500	$6,262	0.00%
Yokohama Reito	3,000	$19,400	0.01%
Yokohama Rubber	6,000	$26,231	0.02%
Total Consumer Discretionary		$8,453,499	5.40%

Consumer Staples
Aeon	2,500	$20,194	0.01%
Familymart	10,800	$318,449	0.20%
Hokuto	1,500	$31,178	0.02%
Ito En	1,000	$15,006	0.01%
Japan Tobacco	178	$598,464	0.38%
Kikkoman	18,000	$219,260	0.14%
Nippon BSM	1,000	$2,589	0.00%
Sapporo Holdings	9,000	$49,208	0.03%
Shiseido	24,100	$461,057	0.29%
Sugi Holdings Co.	3,300	$72,313	0.05%
UNY	14,800	$103,494	0.07%
Total Consumer Staples		$1,891,212	1.20%

Energy
Shinko Plantech	300	$3,026	0.00%
Showa Shell Sekiyu	3,700	$30,047	0.02%
TonenGeneral Sekiyu	14,000	$116,548	0.07%
Toyo Kanetsu	31,000	$55,943	0.04%
Total Energy		$205,564	0.13%

Financials
Aeon Credit	2,200	$21,150	0.01%
Bank Of Hiroshima	46,000	$176,400	0.11%
Bank Of Okinawa	700	$25,640	0.02%
Bank Of Saga	3,000	$8,701	0.01%
Bank Of Yokohama	12,000	$54,396	0.03%
Chukyo Bank	6,000	$17,788	0.01%
Chuo Mitsui Trust Holdings	16,000	$53,451	0.03%
Credit Saison	6,100	$68,408	0.04%
Daisan Bank ***	3,000	$7,573	0.00%
Daito Trust Construction	11,300	$534,078	0.34%
Ehime Bank	15,000	$42,376	0.03%
Eighteenth Bank	11,000	$32,494	0.02%
Fukui Bank	5,000	$16,059	0.01%
Gunma Bank	4,000	$20,323	0.01%
Hokuhoku	16,000	$32,483	0.02%

See Accompanying Notes to Financial Statements.

III - 41

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Jafco	100	$2,395	0.00%
Juroku Bank	14,000	$50,980	0.03%
Matsui Securities	4,100	$28,406	0.02%
Mitsubishi Estate	21,000	$333,401	0.21%
Mitsubishi UFJ Lease & Finance	490	$14,711	0.01%
Mitsui Fudosan	4,000	$66,942	0.04%
Mitsui Sumitomo Insurance Group Holdings	400	$10,162	0.01%
Nagoya Bank	8,000	$28,788	0.02%
Okasan Securities Group Inc.	16,000	$77,168	0.05%
Orix	6,190	$416,900	0.27%
Osaka Securities Exchange	4	$19,034	0.01%
SBI Holding	283	$50,341	0.03%
Shiga Bank	10,000	$56,501	0.04%
Shimizu Bank	200	$8,078	0.01%
Shinsei Bank ***	7,000	$7,594	0.00%
Sompo Japan	186,000	$1,184,790	0.75%
Sumitomo Real Estate Sales Co.	4,270	$176,130	0.11%
SumitomoMitsui Financial Group Inc.	100	$2,841	0.00%
Tokai Tokyo Financial Holdings	63,000	$245,652	0.16%
Tokyu Land	16,000	$58,779	0.04%
Yamagata Bank	5,000	$23,471	0.01%
Yamanashi Chuo Bank	4,000	$15,855	0.01%
Total Financials		$3,990,239	2.52%

Health Care
BML	300	$8,185	0.01%
Eisai	14,000	$514,313	0.33%
Hisamitsu Pharmaceutical	2,900	$93,453	0.06%
Rohto Pharmaceutical	1,000	$11,504	0.01%
Takeda Pharmaceutical	29,400	$1,209,539	0.77%
Terumo	100	$6,015	0.00%
Tsumura	1,200	$38,670	0.02%
Total Health Care		$1,881,679	1.20%

Industrials
Aeon Delight	8,000	$113,347	0.07%
Aica Kogyo	3,100	$31,435	0.02%
Amada	13,000	$81,132	0.05%
Chiyoda	22,000	$168,967	0.11%
ComSystem Holdings	300	$3,139	0.00%
Daifuku	11,500	$73,006	0.05%
Daikin Industries	15,900	$625,103	0.40%
Daiseki	2,800	$56,484	0.04%
Daiwa Industries	2,000	$9,238	0.01%
Fanuc	9,900	$917,740	0.58%
Futaba	3,200	$56,338	0.04%
Glory	3,300	$73,022	0.05%
Hankyu Hanshin Holding	15,000	$66,706	0.04%

See Accompanying Notes to Financial Statements.

III - 42

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Hanwa	22,000	$79,639	0.05%
Hitachi Cable	15,000	$45,115	0.03%
Itochu	114,000	$835,147	0.53%
Jtekt	30,700	$390,778	0.25%
Kajima	28,000	$56,244	0.04%
Kamigumi	6,000	$43,762	0.03%
Keihan Electric Railway	1,000	$3,899	0.00%
Kintetsu World Express	300	$7,766	0.00%
Kitz	16,000	$77,168	0.05%
Kyowa Exeo	1,500	$12,664	0.01%
Maeda	1,000	$2,718	0.00%
Makino Milling ***	12,000	$45,631	0.03%
Marubeni	27,000	$148,203	0.09%
Minebea	137,000	$738,751	0.47%
Mitsubishi	8,400	$207,981	0.13%
Mitsubishi Electric Corp. ***	37,000	$272,249	0.17%
Mitsubishi Logistics	26,000	$306,375	0.19%
Mitsubishi Pencil	100	$1,273	0.00%
Mitsui	22,100	$311,221	0.20%
Mitsui OSK Lines	61,000	$320,415	0.20%
Nippon Konpo Unyu	1,000	$10,688	0.01%
Nissha Printing	8,100	$396,756	0.25%
NSK	56,000	$409,045	0.26%
NTN	84,000	$376,261	0.24%
Obayashi	2,000	$6,789	0.00%
Okumura	4,000	$13,406	0.01%
Sanki Engineering	1,000	$7,004	0.00%
Sankyu	55,000	$281,218	0.18%
Secom	1,600	$75,965	0.05%
Shimizu	19,000	$67,963	0.04%
Shinsho	2,000	$3,330	0.00%
Sojitz	10,500	$19,738	0.01%
Sumitomo	26,000	$263,365	0.17%
Sumitomo Electric Industries	28,200	$348,354	0.22%
Sumitomo Heavy Industries ***	51,000	$256,383	0.16%
Taihei Kogyo	63,000	$263,247	0.17%
Tokyu	20,000	$79,489	0.05%
Toshiba Machine	24,000	$91,519	0.06%
Toshiba Plant Systems	1,000	$12,589	0.01%
Toto	84,000	$529,653	0.34%
Yamato Holding	4,600	$63,643	0.04%
Yamazen	2,300	$8,104	0.01%
Total Industrials		$9,767,165	6.21%

Information Technology
Aiphone	100	$1,692	0.00%
Anritsu ***	4,000	$12,804	0.01%
Arisawa Manufacturing	3,400	$17,384	0.01%

See Accompanying Notes to Financial Statements.

III - 43

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Canon	13,600	$571,201	0.36%
Canon Finetech	100	$1,310	0.00%
Canon Inc.	364	$15,404	0.01%
Capcom	700	$11,512	0.01%
CMK ***	12,300	$88,258	0.06%
DTS Corporation	15,100	$142,412	0.09%
Elpida Memory***	15,300	$247,508	0.16%
Fujifilm Holding	21,000	$629,357	0.41%
Hitachi High-Tech	21,600	$426,687	0.27%
Hitachi Kokusai Electric	29,000	$250,765	0.16%
Horiba	6,700	$161,931	0.10%
Hoya	2,400	$63,419	0.04%
Kaga Electronics	1,200	$11,820	0.01%
Konica Minolta Holdings	30,000	$306,783	0.20%
Mitsumi Electric	3,100	$54,378	0.03%
NEC Electronics ***	7,000	$57,597	0.04%
NTT Data	171	$531,029	0.36%
Otsuka Shokai	700	$34,814	0.02%
Ricoh	27,000	$381,095	0.24%
Seiko Epson	5,700	$91,597	0.06%
Shimadzu	41,000	$271,293	0.17%
Shinkawa	100	$1,574	0.00%
Shinko Electric Industries	2,600	$37,201	0.02%
Shinko Shoji	700	$5,534	0.00%
Siix	10,200	$124,576	0.08%
Wacom	51	$110,059	0.07%
Works Applications	40	$21,118	0.01%
Yamatake	6,500	$143,832	0.09%
Total Information Technology		$4,825,944	3.09%

Materials
Daido Steel	84,000	$310,393	0.20%
Dainichiseika	4,000	$15,296	0.01%
DIC	208,000	$353,016	0.22%
JFE Holdings	19,600	$768,462	0.49%
JSP	10,100	$106,321	0.07%
Kureha	10,000	$49,197	0.03%
Mitsubishi Gas Chemical	29,000	$145,164	0.09%
Mitsubishi Materials ***	79,000	$192,631	0.12%
Mitsubishi Paper Mills	1,000	$1,171	0.00%
Nihon Yamamura Glass	3,000	$9,829	0.01%
Nippon Yakin	67,500	$258,123	0.16%
NOF Corp.	48,000	$200,569	0.13%
Sakai Chemical Industry	5,000	$22,665	0.01%
Sanyo Chemical Industry	2,000	$10,419	0.01%
Sanyo Special Steel	50,000	$217,520	0.14%
Stella Chemifa Corp.	700	$36,619	0.02%
Sumitomo Chemical	47,000	$204,469	0.13%

See Accompanying Notes to Financial Statements.

III - 44

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

Taiyo Ink Manufacturing	1,000	$26,317	0.02%
Tokuyama	16,000	$88,855	0.06%
Toyo Kohan	6,000	$31,194	0.02%
Yamato Kogyo	5,700	$185,520	0.12%
Total Materials		$3,233,750	2.06%

Telecommunication Services
KDDI Corp.	73	$386,584	0.25%
Total Telecommunication Services		$386,584	0.25%

Utilities
Chubu Electric Power	15,700	$374,392	0.24%
Hokkaido Electric Power Co.	3,900	$70,757	0.05%
Kansai Electric Power Co.	7,100	$160,159	0.10%
Toho Gas	4,000	$21,226	0.01%
Total Utilities		$626,534	0.40%

Total Japan		$35,262,170	22.46%

Luxembourg
Energy
Acergy S.A. Adr	2,028	$31,657	0.02%
Total Energy		$31,657	0.02%

Mexico
Consumer Staples
Coca Cola FEMSA S.A. Adr	4,359	$286,473	0.18%
Total Consumer Staples		$286,473	0.18%

Netherlands
Energy
Core Laboratories NV	11,281	$1,332,512	0.85%
Total Energy		$1,332,512	0.85%

Industrials
CNH Global N.V.	1,499	$37,445	0.02%
Royal Philips Electronics N.V. Adr	4,019	$118,319	0.08%
Total Industrials		$155,764	0.10%

Total Netherlands		$1,488,276	0.95%

Norway
Energy
Statoil ASA	1,637	$40,778	0.03%
Total Energy		$40,778	0.03%

See Accompanying Notes to Financial Statements.

III - 45

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
December 31, 2009

People's Republic Of China
Energy
Yanzhou Coal Mining Co. Ltd. Adr	5,184	$113,167	0.07%
Total Energy		$113,167	0.07%

Switzerland
Health Care
Alcon Inc.	511	$83,983	0.05%
Total Health Care		$83,983	0.05%

Industrials
ABB Ltd. Adr	19,768	$377,569	0.24%
Total Industrials		$377,569	0.24%

Materials
Syngenta AG Adr	5,488	$308,810	0.20%
Total Materials		$308,810	0.20%

Total Switzerland		$770,362	0.49%

Taiwan, Republic Of China
Information Technology
AU Optronics Corp. Sponsored Adr	27,594	$330,852	0.21%
Taiwan Semiconductor Manufacturing Adr	19,235	$220,048	0.14%
Total Information Technology		$550,900	0.35%

Total Common Stocks (Non-United States)
(proceeds - $45,522,822)		$45,215,673	28.78%

Total investment securities sold short
(proceeds - $112,148,424)		$112,067,048	71.33%

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 46

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

CAMPBELL & COMPANY INVESTMENT ADVISER LLC
PROXY VOTING POLICY AND PROCEDURES

1.           GOVERNING STANDARDS

This Proxy Voting Policy and Procedures (the “Policy”) has been adopted by Campbell & Company Investment Adviser LLC (the “Investment Adviser”) to comply with Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”).  The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates.1

2.           LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

a)
Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

b)	Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

c)	Describes to clients the Investment Adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3.           POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies.  The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser’s primary objective is to make voting decisions solely in the best interest of clients for which it manages assets.  In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.  As a systematic trader, the Investment Adviser’s main goal is to enhance returns for its clients.  In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable.  Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management.  The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder “activist” or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

[1]
The Investment Adviser’s advisory affiliates are defined in this Policy to include:  1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services (“Broadridge”).  Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

4.           PROCEDURES

A.
The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries.  Such entities shall be instructed to direct all proxy voting materials to Broadridge.

B.
The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies.  The list will be maintained electronically by the Compliance Associate.  The Compliance Associate will inform Broadridge of any changes on an as needed basis.

C.
The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts.  Currently, the Investment Adviser subscribes to Broadridge’s Typical Investment Manager Policy.  This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible.  Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

D.
The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser’s fiduciary obligations.  The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time.  However, there may be times when refraining from voting is in the client’s best interest, such as when the Investment Adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.   For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients.    The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

E.
The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part II and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

F.
The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy.  Such report shall be made to the Investment Adviser’s Chief Executive Officer (“CEO”), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser’s outside counsel.

5.	MATERIAL CONFLICTS OF INTEREST

A.           General:  As noted previously, the Investment Adviser will vote its clients’ proxies in the best interest of its clients and not its own.  In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

B.           Potential Material Conflicts of Interest:  The Investment Adviser may be exposed to potential material conflicts of interest.  For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested.  To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist.  If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein.  If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client’s proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge’s vote recommendation.  When overriding a recommended vote, prior approval is required by the Chief Executive Officer.  The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

6.           RECORDKEEPING

A.
General:  In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

•	Proxy voting policies and procedures;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of client requests for proxy voting information; and
•	Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC’s EDGAR system (See http://www.sec.gov/info/edgar/forms.htm).  Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:
•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security;
•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
•	The shareholder meeting date;
•	The number of shares the Investment Adviser voted on a firm-wide basis;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether or not the Investment Adviser cast its votes on the matter;
•	How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
•	Whether the Investment Adviser cast its vote with or against management; and
•	Whether any client requested an alternative vote on its proxy.

B.
Client Request to Review Votes:  Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser’s employees, must be promptly reported to the Chief Compliance Officer.  All written requests must be retained by the Investment Adviser.  The following additional procedures shall be followed with respect to a client request to review proxy voting information:

The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser.  Such a review shall be documented and should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7.	ANNUAL REVIEW & CERTIFICATION

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients’ proxies in accordance with the Rule.  Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures.  The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

8.	CONFIDENTIALITY

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9.	AMENDMENT

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

10.	QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, should be directed to the Compliance Officer.

EXHIBIT A
PROXY VOTING POLICY
ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser’s Proxy Voting Policy and Procedures.  I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance.  I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, then I shall immediately notify the Compliance Officer.  I further certify that I have fully and accurately completed this certificate.  I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser’s proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

CERTIFIED BY:

NAME:	(PRINT)
SIGNATURE:
DATE:

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management.

The Adviser makes the Trust’s trading decisions using proprietary trading models which analyze both technical and fundamental market indicators.  Following are the biographies of the members of the Risk Committee which is responsible for overseeing the proprietary trading models utilized on behalf of the Trust.

G. William Andrews, born in 1972, has been employed by Campbell & Company since April 1997 and was appointed Vice President: Director of Research Operations in March 2006 and has served as Vice President: Director of Operations since April 2007. His duties include managing daily research and trade operations, new research product implementation and code management. Before immigrating to the United States, he was employed by the Japanese Department of Education in the town of Fujimi, Nagano prefecture. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company effective June 21, 2006.

Theresa D. Becks, born in 1963, joined Campbell & Company in June 1991 and has served as President and Chief Executive Officer since April 2007, Secretary since May 1992, Director since January 1994, and was Chief Financial Officer and Treasurer until July 2008. Ms. Becks is also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and an  SEC registered investment adviser, and Trustee, President and Chief Executive Officer of The Campbell Multi-Strategy Trust, a registered investment company. Ms. Becks served as a member of the Board of Directors of the Managed Funds Association from November 2002 to November 2006. Ms. Becks is a C.P.A. and has a B.S. in Accounting from the University of Delaware. Ms. Becks became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective May 7, 1999, March 10, 1993 and April 21, 1999, respectively. Ms. Becks became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC effective December 14, 2005, December 12, 2005 and December 14, 2005, respectively.

Bruce L. Cleland, born in 1947, joined Campbell & Company in January 1993 and has served as Vice Chairman of the Board of Directors of Campbell & Company since April 2007, was President from January 1994 to April 2007, and Chief Executive Officer from January 1998 to April 2007. Until April 2007, Mr. Cleland was also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company and an  SEC registered investment adviser, and Trustee, Chief Executive Officer and President of The Campbell Multi-Strategy Trust, a registered investment company. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association, and previously served as a member of the Board of Directors of the Managed Funds Association and as a member of the Board of Governors of the COMEX, in New York. Mr. Cleland is a graduate of Victoria University in Wellington, New Zealand where he earned a Bachelor of Commerce and Administration degree. Mr. Cleland became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective December 15, 1993, September 15, 1993 and December 15, 1993, respectively. Mr. Cleland was an Associated Person, Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC from December 2005 to April 2007. Effective July 9, 2008, Mr. Cleland again became listed as a Principal of Campbell & Company Investment Adviser LLC.

Gregory T. Donovan, born in 1972, joined Campbell & Company in October 2006 and has served as Chief Financial Officer and Treasurer of Campbell & Company since July 2008, and was Senior Vice President of Accounting and Finance from October 2006 to July 2008. His duties include oversight of accounting and finance functions and review of accounting policies and procedures. Mr. Donovan is also the Chief Financial Officer, Treasurer and Assistant Secretary of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company and an  SEC registered investment adviser, and The Campbell Multi-Strategy Trust, a registered investment company. From November 2003 to October 2006, Mr. Donovan was employed by Huron Consulting Services, a managing consulting firm, serving as Director in the Financial and Economic Consulting Practice. Mr. Donovan is a C.P.A. and has a B.S. in Business Administration with concentrations in Accounting and Management from Castleton State College and holds a M.S. in Finance from the University of Baltimore. Mr. Donovan became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective July 5, 2007, May 9, 2007 and July 2, 2007, respectively. Mr. Donovan became listed as a Principal of Campbell & Company Investment Adviser LLC effective May 16, 2007.

Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, was appointed Deputy Manager of Trading in September 2004 and has served as Vice President and Director of Trading since June 2006. His duties include managing daily trade execution for the assets under Campbell & Company’s management. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective September 21, 2000, June 15, 2006 and August 19, 2000, respectively.

Kevin M. Heerdt, born in 1958, joined Campbell & Company in March 2003 and has served as Chief Investment Officer and Director of Research since July 2007, was Executive Vice President-Research from March 2003 to June 2007 and Chief Operating Officer from June 2005 to June 2007. His duties include risk management, research, and the development of quantitatively based hedge fund and options strategies. Mr. Heerdt is also the Vice President and Chief Investment Officer of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company and an  SEC registered investment adviser, and The Campbell Multi-Strategy Trust, a registered investment company. Mr. Heerdt holds a B.A. in Economics and in International Relations from the University of Southern California. Mr. Heerdt became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company effective April 15, 2003, April 15, 2003 and April 1, 2003, respectively.  Mr. Heerdt became registered as an Associated Person and listed as a Principal and NFA Associate Member of Campbell & Company Investment Adviser LLC effective December 14, 2005, December 12, 2005 and December 14, 2005, respectively.

The Trust utilizes a systematic, model driven trading approach.  The Adviser manages the Trust’s assets based on signals derived from trading models, thereby minimizing the “human” element from the day-to-day individual investment decision making process.  The Risk Committee meets daily to review the trading signals received by the Trust for that day and the Risk Committee has the authority to override a specific trading signal indicated by the trading models. More specifically, risk management sits at the model level, portfolio level, and in the Risk Committee of the firm. Portfolio-wise position limits, portfolio volatility, and model diversification are also monitored. The Risk Committee monitors portfolio risks that may not be quantified by the models (i.e., extreme market shocks, liquidity crises, etc.), and has reduced risk at times of market shocks, such as the market contagion that occurred in July and August 2007. In such situations, the Risk Committee will gradually return the portfolio to the model-determined risk levels upon a return to more normal market conditions.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2009

	Number of Accounts and Assets for Which Advisory Fee is Performance-Based**
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
G. William Andrews*	0	8	12
	$0	$2,170,502,077	$1,136,143,876
Theresa D. Becks*	0	8	12
	$0	$2,170,502,077	$1,136,143,876
Bruce L. Cleland*	0	8	12
	$0	$2,170,502,077	$1,136,143,876
Gregory T. Donovan*	0	8	12
	$0	$2,170,502,077	$1,136,143,876
Michael S. Harris*	0	8	12
	$0	$2,170,502,077	$1,136,143,876
Kevin M. Heerdt*	0	8	12
	$0	$2,170,502,077	$1,136,143,876
*           G. William Andrews, Theresa D. Becks, Bruce L. Cleland, Gregory T. Donovan, Michael S. Harris and Kevin M. Heerdt comprise the Risk Committee.
**        All of the Pooled Investment Vehicles and Accounts overseen by the Risk Committee have a performance based fee.

Portfolio Manager Compensation

The Risk Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser.  The elements of total compensation for the Risk Committee members are base salary and a combination of profit sharing and/or discretionary  bonus.  Profit sharing is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits. Discretionary bonuses are based on the performance of Campbell & Company, Inc. as well as the individual performance of the member.

Base Salary.  Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Risk Committee members’ total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing/discretionary bonus element of a Risk Committee member’s compensation.

Performance-Based Profit Sharing.  The profit sharing portion of the compensation for each Risk Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See –Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2009).  Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Risk Committee member’s compensation.  Discretionary bonuses are a function of the profitability of Campbell & Company, Inc. as well as a number of factors relating to the individual performance of the member.

Performance-based profit sharing and discretionary bonuses are distributed to the Risk Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Risk Committee members with the interests of the Shareholders. This approach ensures that certain Risk Committee members participate in both the “downside risk” and “upside opportunity” of the performance of the Adviser and its affiliates. Risk Committee members therefore have a direct incentive to protect the Adviser’s reputation and integrity.

Other Benefits.  Risk Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2009 To 1/31/2009	None	None	None	None
2/01/2009 To 2/28/2009	None	None	None	None
3/01/2009 To 3/31/2009	7,665.572	$1,113.01	7,665.572 (1)	None
4/01/2009 To 4/30/2009	None	None	None	None

5/01/2009 To 5/31/2009	None	None	None	None
6/01/2009 To 6/30/2009	8,297.738	$1,044.85	8,297.738 (2)	None
7/01/2009 To 7/31/2009	None	None	None	None
8/01/2009 To 8/30/2009	None	None	None	None
9/01/2009 To 9/30/2009	8,589.883	$1,094.54	8,589.883(3)	None
10/01/2009 To 10/31/2009	None	None	None	None
11/01/2009 To 11/30/2009	None	None	None	None
12/01/2009 To 12/31/2009	13,120.012	$1,096.29	13,120.012(4)	None
Total	37,673.205		37,673.205

1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 13, 2009 that expired on March 17, 2009. In connection with this repurchase offer, the Trust offered to repurchase up to 44,773.746 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2009.

2)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 15, 2009 that expired on June 16, 2009. In connection with this repurchase offer, the Trust offered to repurchase up to 43,130.373 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2009.

3)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on August 14, 2009 that expired on September 16, 2009. In connection with this repurchase offer, the Trust offered to repurchase up to 41,200.084 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of September 30, 2009.

4)  These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on November 16, 2009 that expired on December 17, 2009. In connection with this repurchase offer, the Trust offered to repurchase up to 39,098.476 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of December 31, 2009.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Not Applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	March 11, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	March 11, 2010

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	March 11, 2010